UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2011

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2011

                                                                      (Form N-Q)

48047-1011                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
August 31, 2011 (unaudited)

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               U.S. EQUITY SECURITIES (29.7%)

               COMMON STOCKS (22.7%)

               CONSUMER DISCRETIONARY (2.8%)
               -----------------------------
               ADVERTISING (0.0%)
     10,300    Interpublic Group of Companies, Inc.                                             $       89
      4,581    National Cinemedia, Inc.                                                                 65
      7,600    Omnicom Group, Inc.                                                                     308
                                                                                                ----------
                                                                                                       462
                                                                                                ----------
               APPAREL RETAIL (0.4%)
      1,400    Abercrombie & Fitch Co. "A"                                                              89
     14,370    Aeropostale, Inc.*                                                                      161
      2,574    Ann, Inc.*                                                                               61
      6,900    Foot Locker, Inc.                                                                       144
     12,300    Gap, Inc.                                                                               203
     33,800    Limited Brands, Inc.                                                                  1,275
      3,047    Men's Wearhouse, Inc.                                                                    88
     27,635    Ross Stores, Inc.                                                                     2,115
      4,817    Stage Stores, Inc.                                                                       79
     68,226    TJX Companies, Inc.                                                                   3,726
                                                                                                ----------
                                                                                                     7,941
                                                                                                ----------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      2,847    Carter's, Inc.*                                                                          88
      8,000    Coach, Inc.(a)                                                                          450
      2,200    Fossil, Inc.*                                                                           213
      5,308    Jones Group, Inc.                                                                        62
      2,000    Ralph Lauren Corp.                                                                      274
      3,290    VF Corp.                                                                                385
      1,400    Warnaco Group, Inc.*                                                                     75
                                                                                                ----------
                                                                                                     1,547
                                                                                                ----------
               AUTO PARTS & EQUIPMENT (0.1%)
      4,198    Autoliv, Inc.                                                                           234
      3,400    BorgWarner, Inc.*                                                                       243
      4,184    Dana Holding Corp.*                                                                      53
     16,700    Johnson Controls, Inc.                                                                  532
     11,000    Lear Corp.                                                                              526
      1,981    Tenneco, Inc.*                                                                           65
     24,500    TRW Automotive Holdings Corp.*                                                        1,022
                                                                                                ----------
                                                                                                     2,675
                                                                                                ----------
               AUTOMOBILE MANUFACTURERS (0.1%)
     94,700    Ford Motor Co.*                                                                       1,053
                                                                                                ----------
               AUTOMOTIVE RETAIL (0.1%)
        600    AutoNation, Inc.*(b)                                                                     24
      2,600    AutoZone, Inc.*                                                                         798
      4,200    CarMax, Inc.*                                                                           118
      1,681    Group 1 Automotive, Inc.                                                                 70
      2,400    O'Reilly Automotive, Inc.*                                                              156

================================================================================

1  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      5,067    Pep Boys - Manny, Moe & Jack                                                     $       50
                                                                                                ----------
                                                                                                     1,216
                                                                                                ----------
               BROADCASTING (0.0%)
     17,400    CBS Corp. "B"                                                                           436
      8,600    Discovery Communications, Inc. "A"*                                                     363
                                                                                                ----------
                                                                                                       799
                                                                                                ----------
               CABLE & SATELLITE (0.4%)
      1,800    AMC Networks, Inc. A*                                                                    67
      7,200    Cablevision Systems Corp. "A"                                                           130
    136,000    Comcast Corp. "A"                                                                     2,925
     45,400    DIRECTV "A"*                                                                          1,996
     46,100    DISH Network Corp. "A"*                                                               1,146
      6,500    Liberty Global, Inc. "A"*                                                               263
      8,800    Time Warner Cable, Inc.                                                                 576
      8,800    Virgin Media, Inc.                                                                      223
                                                                                                ----------
                                                                                                     7,326
                                                                                                ----------
               CASINOS & GAMING (0.0%)
     11,800    International Game Technology                                                           180
      8,200    Las Vegas Sands Corp.*                                                                  382
      2,000    MGM Mirage*                                                                              22
      4,226    Pinnacle Entertainment, Inc.*                                                            58
      2,000    Wynn Resorts Ltd.                                                                       309
                                                                                                ----------
                                                                                                       951
                                                                                                ----------
               CATALOG RETAIL (0.0%)
     20,300    Liberty Media Corp. - Interactive "A"*                                                  321
                                                                                                ----------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
      8,600    Best Buy Co., Inc.                                                                      220
                                                                                                ----------
               CONSUMER ELECTRONICS (0.0%)
        800    Garmin Ltd.                                                                              27
      5,300    Harman International Industries, Inc.                                                   192
                                                                                                ----------
                                                                                                       219
                                                                                                ----------
               DEPARTMENT STORES (0.1%)
      6,900    J.C. Penney Co., Inc.                                                                   184
      7,600    Kohl's Corp.                                                                            352
     12,100    Macy's, Inc.                                                                            314
      5,400    Nordstrom, Inc.                                                                         245
      4,656    Saks, Inc.*                                                                              45
        400    Sears Holdings Corp.*                                                                    24
                                                                                                ----------
                                                                                                     1,164
                                                                                                ----------
               DISTRIBUTORS (0.0%)
      7,100    Genuine Parts Co.                                                                       391
                                                                                                ----------
               EDUCATION SERVICES (0.0%)
      2,111    American Public Education, Inc.*                                                         87
      3,400    Apollo Group, Inc. "A"*                                                                 159
      3,980    DeVry, Inc.                                                                             176
                                                                                                ----------
                                                                                                       422
                                                                                                ----------
               FOOTWEAR (0.1%)
      1,256    Deckers Outdoor Corp.*                                                                  112
      4,329    Iconix Brand Group, Inc.*                                                                85
      8,783    NIKE, Inc. "B"                                                                          761
                                                                                                ----------
                                                                                                       958
                                                                                                ----------
               GENERAL MERCHANDISE STORES (0.5%)
      4,700    Dollar Tree, Inc.*(a)                                                                   336
    127,100    Family Dollar Stores, Inc.                                                            6,786

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     65,600    Target Corp.                                                                     $    3,389
                                                                                                ----------
                                                                                                    10,511
                                                                                                ----------
               HOME FURNISHINGS (0.0%)
     11,600    Leggett & Platt, Inc.                                                                   257
                                                                                                ----------
               HOME IMPROVEMENT RETAIL (0.1%)
     40,800    Home Depot, Inc.                                                                      1,362
     34,200    Lowe's Companies, Inc.                                                                  682
                                                                                                ----------
                                                                                                     2,044
                                                                                                ----------
               HOMEBUILDING (0.0%)
        100    NVR, Inc.*                                                                               64
                                                                                                ----------
               HOMEFURNISHING RETAIL (0.0%)
      7,200    Bed Bath & Beyond, Inc.*                                                                410
      1,700    Williams-Sonoma, Inc.                                                                    56
                                                                                                ----------
                                                                                                       466
                                                                                                ----------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
      8,100    Marriott International, Inc. "A"                                                        237
      1,000    Royal Caribbean Cruises Ltd.                                                             26
      5,400    Starwood Hotels & Resorts Worldwide, Inc.                                               241
      5,800    Wyndham Worldwide Corp.                                                                 188
                                                                                                ----------
                                                                                                       692
                                                                                                ----------
               HOUSEHOLD APPLIANCES (0.1%)
      4,782    Stanley Black & Decker, Inc.                                                            296
     13,972    Whirlpool Corp.                                                                         876
                                                                                                ----------
                                                                                                     1,172
                                                                                                ----------
               HOUSEWARES & SPECIALTIES (0.0%)
      5,000    Fortune Brands, Inc.                                                                    286
     12,500    Newell Rubbermaid, Inc.                                                                 173
                                                                                                ----------
                                                                                                       459
                                                                                                ----------
               INTERNET RETAIL (0.2%)
      8,900    Amazon.com, Inc.*                                                                     1,916
      5,800    Expedia, Inc.                                                                           176
      1,100    Netflix, Inc.*                                                                          259
      3,580    Priceline.com, Inc.*                                                                  1,923
      2,159    Shutterfly, Inc.*                                                                       116
                                                                                                ----------
                                                                                                     4,390
                                                                                                ----------
               LEISURE PRODUCTS (0.0%)
      3,580    Brunswick Corp.                                                                          57
      3,601    JAKKS Pacific, Inc.*                                                                     61
     13,100    Mattel, Inc.                                                                            352
        700    Polaris Industries, Inc.                                                                 77
                                                                                                ----------
                                                                                                       547
                                                                                                ----------
               MOTORCYCLE MANUFACTURERS (0.0%)
      7,100    Harley-Davidson, Inc.                                                                   274
                                                                                                ----------
               MOVIES & ENTERTAINMENT (0.2%)
      6,612    Live Nation, Inc.*                                                                       61
     54,600    News Corp. "A"                                                                          943
     10,800    News Corp. "B"                                                                          188
     28,500    Time Warner, Inc.                                                                       902
     14,700    Viacom, Inc. "B"                                                                        709
     44,550    Walt Disney Co.                                                                       1,518
                                                                                                ----------
                                                                                                     4,321
                                                                                                ----------
               PUBLISHING (0.1%)
      9,656    McGraw-Hill Companies, Inc.(a)                                                          407
     10,700    Scholastic Corp.                                                                        297

================================================================================

3  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     10,500    Thomson Reuters Corp.                                                            $      325
      1,637    Valassis Communications, Inc.*                                                           41
                                                                                                ----------
                                                                                                     1,070
                                                                                                ----------
               RESTAURANTS (0.2%)
      3,869    Bob Evans Farms, Inc.                                                                   123
     31,800    Brinker International, Inc.                                                             718
      2,995    Cheesecake Factory, Inc.*                                                                82
        400    Chipotle Mexican Grill, Inc. "A"*                                                       125
      5,419    Darden Restaurants, Inc.                                                                261
     23,200    McDonald's Corp.(a)                                                                   2,099
     19,000    Starbucks Corp.                                                                         734
     12,000    Yum! Brands, Inc.                                                                       652
                                                                                                ----------
                                                                                                     4,794
                                                                                                ----------
               SPECIALIZED CONSUMER SERVICES (0.0%)
        957    Coinstar, Inc.*                                                                          44
      3,934    Sotheby's Holdings, Inc. "A"                                                            146
      2,151    Steiner Leisure Ltd.*                                                                    86
                                                                                                ----------
                                                                                                       276
                                                                                                ----------
               SPECIALTY STORES (0.0%)
      3,406    OfficeMax, Inc.*                                                                         21
     19,900    Staples, Inc.                                                                           293
      4,000    Tiffany & Co.                                                                           288
      3,600    Tractor Supply Co.                                                                      221
                                                                                                ----------
                                                                                                       823
                                                                                                ----------
               Total Consumer Discretionary                                                         59,825
                                                                                                ----------
               CONSUMER STAPLES (2.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.0%)
     15,741    Archer-Daniels-Midland Co.                                                              448
      4,100    Bunge Ltd.                                                                              266
                                                                                                ----------
                                                                                                       714
                                                                                                ----------
               DISTILLERS & VINTNERS (0.0%)
      2,959    Brown-Forman Corp. "B"                                                                  212
                                                                                                ----------
               DRUG RETAIL (0.2%)
     33,800    CVS Caremark Corp.                                                                    1,214
     65,300    Walgreen Co.                                                                          2,299
                                                                                                ----------
                                                                                                     3,513
                                                                                                ----------
               FOOD DISTRIBUTORS (0.0%)
      2,200    Nash Finch Co.                                                                           70
     17,100    Sysco Corp.                                                                             477
      2,228    United Natural Foods, Inc.*                                                              91
                                                                                                ----------
                                                                                                       638
                                                                                                ----------
               FOOD RETAIL (0.2%)
     82,500    Kroger Co.                                                                            1,944
     81,547    Safeway, Inc.                                                                         1,495
      4,000    Whole Foods Market, Inc.                                                                264
                                                                                                ----------
                                                                                                     3,703
                                                                                                ----------
               HOUSEHOLD PRODUCTS (0.4%)
      6,976    Central Garden & Pet Co. "A"*                                                            55
      5,300    Clorox Co.                                                                              369
     11,500    Colgate-Palmolive Co.                                                                 1,035
     27,400    Kimberly-Clark Corp.                                                                  1,895
     66,230    Procter & Gamble Co.                                                                  4,217
                                                                                                ----------
                                                                                                     7,571
                                                                                                ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               HYPERMARKETS & SUPER CENTERS (0.3%)
     10,300    Costco Wholesale Corp.                                                           $      809
     87,820    Wal-Mart Stores, Inc.(a)                                                              4,673
                                                                                                ----------
                                                                                                     5,482
                                                                                                ----------
               PACKAGED FOODS & MEAT (0.3%)
      4,815    Chiquita Brands International, Inc.*                                                     50
     16,200    ConAgra Foods, Inc.                                                                     396
     19,600    Dean Foods Co.*                                                                         169
     17,300    General Mills, Inc.(a)                                                                  656
      3,100    Green Mountain Coffee Roasters, Inc.*                                                   325
      9,750    H.J. Heinz Co.(a)                                                                       513
      4,600    J.M. Smucker Co.                                                                        332
      7,800    Kellogg Co.                                                                             424
     36,300    Kraft Foods, Inc. "A"                                                                 1,271
      6,470    Mead Johnson Nutrition Co.(a)                                                           461
     18,100    Sara Lee Corp.                                                                          326
          1    Tootsie Roll Industries, Inc.                                                            --
    149,489    Tyson Foods, Inc. "A"                                                                 2,611
                                                                                                ----------
                                                                                                     7,534
                                                                                                ----------
               PERSONAL PRODUCTS (0.1%)
     72,500    Avon Products, Inc.                                                                   1,635
     10,740    Estee Lauder Companies, Inc. "A"                                                      1,049
      1,074    Herbalife Ltd.                                                                           60
                                                                                                ----------
                                                                                                     2,744
                                                                                                ----------
               SOFT DRINKS (0.3%)
     11,100    Coca Cola Enterprises, Inc.                                                             307
     49,940    Coca-Cola Co.                                                                         3,518
     22,600    Dr. Pepper Snapple Group, Inc.                                                          870
     25,486    PepsiCo, Inc.                                                                         1,642
                                                                                                ----------
                                                                                                     6,337
                                                                                                ----------
               TOBACCO (0.4%)
     48,400    Altria Group, Inc.(a)                                                                 1,316
     34,000    Lorillard, Inc.(a)                                                                    3,788
     44,090    Philip Morris International, Inc.                                                     3,056
     10,800    Reynolds American, Inc.                                                                 406
                                                                                                ----------
                                                                                                     8,566
                                                                                                ----------
               Total Consumer Staples                                                               47,014
                                                                                                ----------
               ENERGY (2.8%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
      4,828    Alpha Natural Resources, Inc.*                                                          160
     66,200    Arch Coal, Inc.                                                                       1,344
      6,020    CONSOL Energy, Inc.                                                                     275
      6,800    Peabody Energy Corp.                                                                    332
                                                                                                ----------
                                                                                                     2,111
                                                                                                ----------
               INTEGRATED OIL & GAS (1.7%)
    104,967    Chevron Corp.                                                                        10,382
     80,580    ConocoPhillips(a)                                                                     5,485
    188,362    Exxon Mobil Corp.(a)                                                                 13,946
     20,622    Hess Corp.                                                                            1,224
     38,800    Marathon Oil Corp.(a)                                                                 1,045
     32,245    Murphy Oil Corp.                                                                      1,728
     24,100    Occidental Petroleum Corp.                                                            2,090
                                                                                                ----------
                                                                                                    35,900
                                                                                                ----------
               OIL & GAS DRILLING (0.0%)
        500    Diamond Offshore Drilling, Inc.                                                          32
      9,400    Nabors Industries Ltd.*                                                                 173

================================================================================

5  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      7,400    Patterson-UTI Energy, Inc.                                                       $      181
      4,600    Rowan Companies, Inc.*                                                                  166
                                                                                                ----------
                                                                                                       552
                                                                                                ----------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
     11,680    Baker Hughes, Inc.                                                                      714
      2,493    Bristow Group, Inc.                                                                     110
      7,100    Cameron International Corp.*                                                            369
      2,759    Complete Production Services, Inc.*                                                      80
      4,400    Dresser-Rand Group, Inc.*                                                               187
      1,191    Dril-Quip, Inc.*                                                                         77
      3,720    FMC Technologies, Inc.*                                                                 165
     22,300    Halliburton Co.                                                                         989
      5,095    Helix Energy Solutions Group, Inc.*                                                      86
      9,800    National-Oilwell Varco, Inc.(a)                                                         648
     53,714    Schlumberger Ltd.                                                                     4,196
     20,000    Weatherford International Ltd.*                                                         343
                                                                                                ----------
                                                                                                     7,964
                                                                                                ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     11,500    Anadarko Petroleum Corp.                                                                848
      8,400    Apache Corp.                                                                            866
      2,187    Berry Petroleum Co. "A"                                                                 107
      3,782    Brigham Exploration Co.*                                                                110
      4,000    Cabot Oil & Gas Corp.                                                                   303
     15,500    Chesapeake Energy Corp.                                                                 502
      1,263    Cimarex Energy Co.                                                                       90
      3,100    Concho Resources, Inc.*                                                                 270
     12,072    Denbury Resources, Inc.*                                                                193
     11,000    Devon Energy Corp.                                                                      746
      3,700    EOG Resources, Inc.                                                                     343
      6,500    EQT Corp.                                                                               389
      4,100    EXCO Resources, Inc.                                                                     55
      3,059    McMoRan Exploration Co.*                                                                 39
      3,900    Newfield Exploration Co.*                                                               199
      2,900    Noble Energy, Inc.                                                                      256
      3,221    Northern Oil and Gas, Inc.*                                                              66
      3,400    Pioneer Natural Resources Co.                                                           266
      6,000    QEP Resources, Inc.                                                                     211
      5,100    Range Resources Corp.                                                                   330
      3,317    Rosetta Resources, Inc.*                                                                152
      9,500    Southwestern Energy Co.*                                                                361
      3,800    Whiting Petroleum Corp.*                                                                179
                                                                                                ----------
                                                                                                     6,881
                                                                                                ----------
               OIL & GAS REFINING & MARKETING (0.2%)
      8,400    Marathon Petroleum Corp.                                                                311
      9,200    Sunoco, Inc.                                                                            351
    116,806    Valero Energy Corp.                                                                   2,654
      3,847    World Fuel Services Corp.                                                               143
                                                                                                ----------
                                                                                                     3,459
                                                                                                ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     19,500    El Paso Corp.                                                                           373
      3,513    Knightsbridge Tankers Ltd.                                                               63
     12,000    Southern Union Co.                                                                      503
     20,500    Spectra Energy Corp.                                                                    532
     15,200    Williams Companies, Inc.                                                                410
                                                                                                ----------
                                                                                                     1,881
                                                                                                ----------
               Total Energy                                                                         58,748
                                                                                                ----------
               FINANCIALS (2.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
      1,800    Affiliated Managers Group, Inc.*                                                        157

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     11,397    American Capital Ltd.*                                                           $       99
     28,971    Ameriprise Financial, Inc.                                                            1,324
     13,286    Apollo Investment Corp.                                                                 121
      1,400    Ares Capital Corp.                                                                       21
     28,700    Bank of New York Mellon Corp.                                                           593
      6,500    BlackRock, Inc. "A"                                                                   1,071
      6,900    Eaton Vance Corp.                                                                       168
      8,296    Fifth Street Finance Corp.                                                               82
      3,800    Franklin Resources, Inc.                                                                456
     13,700    Invesco Ltd. ADR                                                                        251
     98,100    Janus Capital Group, Inc.                                                               716
     57,100    KKR & Co. L.P.                                                                          731
      5,800    Legg Mason, Inc.                                                                        165
      7,800    Northern Trust Corp.                                                                    300
      1,000    SEI Investments Co.                                                                      17
     13,560    State Street Corp.                                                                      482
      7,100    T. Rowe Price Group, Inc.                                                               380
                                                                                                ----------
                                                                                                     7,134
                                                                                                ----------
               CONSUMER FINANCE (0.2%)
     37,687    American Express Co.                                                                  1,873
     50,723    Capital One Financial Corp.                                                           2,336
     14,600    Discover Financial Services                                                             367
      3,828    EZCORP, Inc. "A"*                                                                       129
      9,400    SLM Corp.                                                                               129
                                                                                                ----------
                                                                                                     4,834
                                                                                                ----------
               DIVERSIFIED BANKS (0.2%)
      5,175    Comerica, Inc.                                                                          132
     58,400    U.S. Bancorp                                                                          1,356
    118,800    Wells Fargo & Co.                                                                     3,101
                                                                                                ----------
                                                                                                     4,589
                                                                                                ----------
               INSURANCE BROKERS (0.1%)
      8,000    Aon Corp.                                                                               374
     34,600    Marsh & McLennan Companies, Inc.                                                      1,028
                                                                                                ----------
                                                                                                     1,402
                                                                                                ----------
               INVESTMENT BANKING & BROKERAGE (0.1%)
      6,700    Charles Schwab Corp.                                                                     83
     11,500    Goldman Sachs Group, Inc.(a)                                                          1,337
     36,200    Morgan Stanley                                                                          633
      1,900    Raymond James Financial, Inc.                                                            53
                                                                                                ----------
                                                                                                     2,106
                                                                                                ----------
               LIFE & HEALTH INSURANCE (0.4%)
     59,858    AFLAC, Inc.                                                                           2,258
     11,606    CNO Financial Group, Inc.*                                                               75
     48,800    Lincoln National Corp.                                                                1,012
     37,700    MetLife, Inc.                                                                         1,267
      9,500    Principal Financial Group, Inc.                                                         241
     36,100    Prudential Financial, Inc.                                                            1,812
     12,750    Torchmark Corp.                                                                         487
     12,400    Unum Group                                                                              292
                                                                                                ----------
                                                                                                     7,444
                                                                                                ----------
               MULTI-LINE INSURANCE (0.1%)
        795    American International Group, Inc.*                                                      20
     38,000    Assurant, Inc.                                                                        1,336
      3,600    Genworth Financial, Inc. "A"*                                                            25
      6,300    Hartford Financial Services Group, Inc.                                                 121
      4,800    Kemper Corp.                                                                            123
      9,810    Loews Corp.                                                                             369
                                                                                                ----------
                                                                                                     1,994
                                                                                                ----------

================================================================================

7  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               MULTI-SECTOR HOLDINGS (0.0%)
      3,400    Leucadia National Corp.                                                          $      101
                                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    247,540    Bank of America Corp.                                                                 2,022
     58,090    Citigroup, Inc.                                                                       1,804
    144,551    JPMorgan Chase & Co.                                                                  5,429
                                                                                                ----------
                                                                                                     9,255
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.4%)
      9,500    ACE Ltd.                                                                                614
     14,000    Allstate Corp.                                                                          367
     52,797    Berkshire Hathaway, Inc. " B"*                                                        3,854
     31,700    Chubb Corp.                                                                           1,962
        800    Markel Corp.*                                                                           315
     16,200    Old Republic International Corp.                                                        161
      9,000    OneBeacon Insurance Group Ltd. "A"                                                      126
     20,400    Progressive Corp.                                                                       391
     20,000    Travelers Companies, Inc.                                                             1,009
                                                                                                ----------
                                                                                                     8,799
                                                                                                ----------
               REAL ESTATE SERVICES (0.0%)
      9,000    CB Richard Ellis Group, Inc. "A"*                                                       136
                                                                                                ----------
               REGIONAL BANKS (0.4%)
     16,600    Associated Banc Corp.                                                                   182
     17,100    BB&T Corp.                                                                              381
      5,150    Cathay General Bancorp                                                                   66
      3,807    City Holding Co.                                                                        116
      2,000    City National Corp.                                                                      90
     39,100    Commerce Bancshares, Inc.                                                             1,547
     25,300    Fifth Third Bancorp                                                                     269
          1    Home BancShares, Inc.                                                                    --
      9,000    Huntington Bancshares, Inc.                                                              45
      4,556    Independent Bank Corp.                                                                  109
     30,100    KeyCorp                                                                                 200
     24,600    M&T Bank Corp.                                                                        1,871
      5,783    MB Financial, Inc.                                                                       94
     12,573    National Penn Bancshares, Inc.                                                           91
      4,818    Pacwest Bancorp                                                                          77
     12,600    PNC Financial Services Group, Inc.                                                      632
     37,425    Regions Financial Corp.                                                                 170
     22,800    Signature Bank*                                                                       1,268
     13,700    SunTrust Banks, Inc.                                                                    273
     10,355    Susquehanna Bancshares, Inc.                                                             69
      4,934    Texas Capital Bancshares, Inc.*                                                         127
      8,168    Umpqua Holdings Corp.                                                                    80
      3,800    Zions Bancorp.                                                                           66
                                                                                                ----------
                                                                                                     7,823
                                                                                                ----------
               REINSURANCE (0.0%)
      4,100    Arch Capital Group Ltd.*                                                                138
        400    Everest Re Group Ltd.                                                                    32
        500    PartnerRe Ltd.                                                                           29
                                                                                                ----------
                                                                                                       199
                                                                                                ----------
               SPECIALIZED FINANCE (0.1%)
      7,100    CIT Group, Inc.*                                                                        245
      1,700    CME Group, Inc.                                                                         454
      2,300    IntercontinentalExchange, Inc.*                                                         271
     11,200    Moody's Corp.                                                                           345
     55,700    NASDAQ OMX Group, Inc.*                                                               1,320
      7,500    NYSE Euronext                                                                           205
      3,348    PHH Corp.*                                                                               64
                                                                                                ----------
                                                                                                     2,904
                                                                                                ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
     11,068    Brookline Bancorp, Inc.                                                          $       93
    114,200    First Niagara Financial Group, Inc.                                                   1,229
      6,275    MGIC Investment Corp.*                                                                   16
      1,800    New York Community Bancorp, Inc.                                                         23
      7,816    Oritani Financial Corp.                                                                 103
     27,400    People's United Financial, Inc.                                                         322
                                                                                                ----------
                                                                                                     1,786
                                                                                                ----------
               Total Financials                                                                     60,506
                                                                                                ----------
               HEALTH CARE (3.0%)
               ------------------
               BIOTECHNOLOGY (0.3%)
      5,000    Alexion Pharmaceuticals, Inc.*                                                          290
     23,300    Amgen, Inc.                                                                           1,291
      7,600    Biogen Idec, Inc.*                                                                      716
      6,300    Celgene Corp.*                                                                          375
      2,227    Cephalon, Inc.*                                                                         180
      3,424    Cepheid*                                                                                124
      4,051    Cubist Pharmaceuticals, Inc.*                                                           140
     59,900    Gilead Sciences, Inc.*                                                                2,389
      3,751    Incyte Corp.*                                                                            60
      7,708    Micromet, Inc.*                                                                          37
      2,757    Onyx Pharmaceuticals, Inc.*                                                              94
      1,706    Pharmasset, Inc.*                                                                       224
      4,882    Seattle Genetics, Inc.*                                                                  85
      2,826    Theravance, Inc.*                                                                        54
        400    United Therapeutics Corp.*                                                               17
      5,800    Vertex Pharmaceuticals, Inc.*                                                           262
                                                                                                ----------
                                                                                                     6,338
                                                                                                ----------
               HEALTH CARE DISTRIBUTORS (0.1%)
      8,300    AmerisourceBergen Corp.                                                                 329
     34,900    Cardinal Health, Inc.                                                                 1,483
      7,100    McKesson Corp.                                                                          567
                                                                                                ----------
                                                                                                     2,379
                                                                                                ----------
               HEALTH CARE EQUIPMENT (0.4%)
     14,200    Baxter International, Inc.                                                              795
      5,900    Becton, Dickinson and Co.                                                               480
     42,889    Boston Scientific Corp.*                                                                291
     15,200    C.R. Bard, Inc.                                                                       1,448
      2,667    Cyberonics, Inc.*                                                                        75
      4,256    DexCom, Inc.*                                                                            51
      3,400    Edwards Lifesciences Corp.*                                                             257
     10,000    Hologic, Inc.*                                                                          166
      5,238    Hospira, Inc.*                                                                          242
        900    Intuitive Surgical, Inc.*                                                               343
      2,820    Masimo Corp.                                                                             70
     47,500    Medtronic, Inc.(a)                                                                    1,666
      2,813    NuVasive, Inc.*                                                                          68
      8,500    St. Jude Medical, Inc.                                                                  387
      8,100    Stryker Corp.                                                                           396
      4,300    Varian Medical Systems, Inc.*                                                           245
      3,318    Volcano Corp.*                                                                           99
      5,600    Zimmer Holdings, Inc.*                                                                  319
                                                                                                ----------
                                                                                                     7,398
                                                                                                ----------
               HEALTH CARE FACILITIES (0.1%)
      4,634    AmSurg Corp.*                                                                           105
      5,505    HealthSouth Corp.*                                                                      118
      5,123    Kindred Healthcare, Inc.*                                                                66
     46,900    LifePoint Hospitals, Inc.*                                                            1,721
      3,600    Tenet Healthcare Corp.*                                                                  19

================================================================================

9  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     19,200    Universal Health Services, Inc. "B"                                              $      799
                                                                                                ----------
                                                                                                     2,828
                                                                                                ----------
               HEALTH CARE SERVICES (0.2%)
      3,500    DaVita, Inc.*                                                                           257
     16,700    Express Scripts, Inc.*                                                                  784
      2,144    IPC The Hospitalist Co., Inc.*                                                           86
      3,600    Laboratory Corp. of America Holdings*                                                   301
      1,478    Landauer, Inc.                                                                           76
      7,800    Lincare Holdings, Inc.                                                                  168
     32,800    Medco Health Solutions, Inc.*(a)                                                      1,776
      4,800    Quest Diagnostics, Inc.                                                                 240
                                                                                                ----------
                                                                                                     3,688
                                                                                                ----------
               HEALTH CARE SUPPLIES (0.0%)
      6,602    Cooper Companies, Inc.                                                                  497
      8,200    DENTSPLY International, Inc.                                                            289
      3,803    Meridian Bioscience, Inc.                                                                70
                                                                                                ----------
                                                                                                       856
                                                                                                ----------
               HEALTH CARE TECHNOLOGY (0.0%)
      1,635    athenahealth, Inc.*                                                                      95
      5,200    Cerner Corp.*                                                                           343
                                                                                                ----------
                                                                                                       438
                                                                                                ----------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
      6,400    Illumina, Inc.*                                                                         333
      5,900    Life Technologies Corp.*                                                                248
      4,338    Luminex Corp.*                                                                          100
        450    Sequenom, Inc.*                                                                           3
     10,200    Thermo Fisher Scientific, Inc.*                                                         560
      3,344    Waters Corp.*                                                                           267
                                                                                                ----------
                                                                                                     1,511
                                                                                                ----------
               MANAGED HEALTH CARE (0.6%)
     48,090    Aetna, Inc.                                                                           1,925
     50,075    CIGNA Corp.                                                                           2,341
      5,800    Coventry Health Care, Inc.*                                                             191
      2,335    HealthSpring, Inc.*                                                                      91
     28,040    Humana, Inc.                                                                          2,177
    118,734    UnitedHealth Group, Inc.(a)                                                           5,642
      9,400    WellPoint, Inc.                                                                         595
                                                                                                ----------
                                                                                                    12,962
                                                                                                ----------
               PHARMACEUTICALS (1.2%)
     39,200    Abbott Laboratories                                                                   2,059
      7,600    Allergan, Inc.                                                                          622
     39,325    Bristol-Myers Squibb Co.(a)                                                           1,170
    100,600    Eli Lilly and Co.                                                                     3,774
     70,018    Endo Pharmaceuticals Holdings, Inc.*                                                  2,234
      8,800    Forest Laboratories, Inc.*                                                              301
     56,460    Johnson & Johnson(a)                                                                  3,715
    112,056    Merck & Co., Inc.(a)                                                                  3,711
     12,700    Mylan, Inc.*                                                                            264
      4,881    Nektar Therapeutics*                                                                     28
      2,332    Par Pharmaceutical Companies, Inc.*                                                      69
      2,600    Perrigo Co.                                                                             246
    335,335    Pfizer, Inc.(a)                                                                       6,365
      2,014    Salix Pharmaceuticals Ltd.*                                                              61
      4,183    ViroPharma, Inc.*                                                                        83
      3,800    Watson Pharmaceuticals, Inc.*                                                           255
                                                                                                ----------
                                                                                                    24,957
                                                                                                ----------
               Total Health Care                                                                    63,355
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               INDUSTRIALS (2.1%)
               ------------------
               AEROSPACE & DEFENSE (0.5%)
     32,500    Boeing Co.                                                                       $    2,173
      3,900    Goodrich Corp.                                                                          348
      2,325    HEICO Corp.                                                                             127
     17,700    Honeywell International, Inc.                                                           846
      1,583    Huntington Ingalls Industries, Inc.*                                                     47
      5,960    ITT Corp.                                                                               282
      4,200    L-3 Communications Holdings, Inc.                                                       285
     21,100    Lockheed Martin Corp.(a)                                                              1,565
      2,541    Moog, Inc. "A"*                                                                         101
     38,900    Northrop Grumman Corp.(a)                                                             2,125
      3,600    Precision Castparts Corp.                                                               590
      9,900    Raytheon Co.(a)                                                                         428
     20,200    United Technologies Corp.(a)                                                          1,500
                                                                                                ----------
                                                                                                    10,417
                                                                                                ----------
               AIR FREIGHT & LOGISTICS (0.1%)
      1,342    Atlas Air Worldwide Holdings, Inc.*                                                      66
      5,300    C.H. Robinson Worldwide, Inc.                                                           374
      6,600    Expeditors International of Washington, Inc.                                            300
      8,400    FedEx Corp.                                                                             661
      3,770    Forward Air Corp.                                                                       107
     15,700    United Parcel Service, Inc. "B"                                                       1,058
                                                                                                ----------
                                                                                                     2,566
                                                                                                ----------
               AIRLINES (0.0%)
      9,100    Delta Air Lines, Inc.*                                                                   69
      9,205    JetBlue Airways Corp.*                                                                   40
      5,800    Southwest Airlines Co.                                                                   50
      3,515    United Continental Holdings, Inc.*                                                       65
      4,242    US Airways Group, Inc.*                                                                  24
                                                                                                ----------
                                                                                                       248
                                                                                                ----------
               BUILDING PRODUCTS (0.0%)
     14,000    Masco Corp.                                                                             124
      4,118    Quanex Building Products Corp.                                                           53
      2,624    Universal Forest Products, Inc.                                                          81
                                                                                                ----------
                                                                                                       258
                                                                                                ----------
               COMMERCIAL PRINTING (0.0%)
      3,515    Deluxe Corp.                                                                             78
     13,200    R.R. Donnelley & Sons Co.                                                               201
                                                                                                ----------
                                                                                                       279
                                                                                                ----------
               CONSTRUCTION & ENGINEERING (0.1%)
      3,270    EMCOR Group, Inc.*                                                                       75
      4,889    Fluor Corp.                                                                             297
      4,200    Jacobs Engineering Group, Inc.*                                                         156
      6,000    KBR, Inc.                                                                               180
      2,773    Layne Christensen Co.*                                                                   78
      8,000    Quanta Services, Inc.*                                                                  154
      4,800    URS Corp.*                                                                              168
                                                                                                ----------
                                                                                                     1,108
                                                                                                ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
     19,900    Caterpillar, Inc.                                                                     1,811
      5,000    Cummins, Inc.                                                                           465
      9,900    Deere & Co.                                                                             800
      3,000    Joy Global, Inc.                                                                        250
      3,339    Meritor, Inc.*                                                                           28
     33,300    Navistar International Corp.*                                                         1,379

================================================================================

11  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      9,200    PACCAR, Inc.                                                                     $      346
                                                                                                ----------
                                                                                                     5,079
                                                                                                ----------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
      9,000    Cintas Corp.                                                                            288
      3,500    G & K Services, Inc. "A"                                                                 98
      7,800    Iron Mountain, Inc.                                                                     254
      3,430    McGrath RentCorp                                                                         82
      4,298    Mobile Mini, Inc.*                                                                       82
                                                                                                ----------
                                                                                                       804
                                                                                                ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      1,810    Acuity Brands, Inc.                                                                      83
      2,124    American Superconductor Corp.*                                                           15
      6,250    AMETEK, Inc.                                                                            244
      2,940    Belden, Inc.                                                                             90
      4,800    Cooper Industries plc                                                                   227
     18,000    Emerson Electric Co.                                                                    838
      4,070    GrafTech International Ltd.*                                                             64
        400    Hubbell, Inc. "B"                                                                        24
      4,300    Rockwell Automation, Inc.                                                               276
      3,800    Roper Industries, Inc.                                                                  292
        400    Thomas & Betts Corp.*                                                                    17
                                                                                                ----------
                                                                                                     2,170
                                                                                                ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     10,400    Republic Services, Inc. "A"                                                             316
      3,512    Tetra Tech, Inc.*                                                                        70
      6,800    Waste Management, Inc.                                                                  224
                                                                                                ----------
                                                                                                       610
                                                                                                ----------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
      1,600    Manpower, Inc.                                                                           64
      7,400    Robert Half International, Inc.                                                         177
     20,100    Towers Watson & Co. "A"                                                               1,186
                                                                                                ----------
                                                                                                     1,427
                                                                                                ----------
               INDUSTRIAL CONGLOMERATES (0.4%)
     20,000    3M Co.                                                                                1,660
    347,660    General Electric Co.                                                                  5,670
      7,000    McDermott International, Inc.*                                                          101
     15,400    Tyco International Ltd.                                                                 640
                                                                                                ----------
                                                                                                     8,071
                                                                                                ----------
               INDUSTRIAL MACHINERY (0.3%)
      4,540    3D Systems Corp.*                                                                        82
        900    Babcock & Wilcox Co.*                                                                    21
      4,946    Barnes Group, Inc.                                                                      114
      2,676    Chart Industries, Inc.*                                                                 127
     12,800    Danaher Corp.                                                                           586
      4,600    Donaldson Co., Inc.                                                                     271
      5,800    Dover Corp.                                                                             334
      6,500    Eaton Corp.                                                                             279
      2,283    EnPro Industries, Inc.*                                                                  89
      1,800    Flowserve Corp.                                                                         170
      6,200    IDEX Corp.                                                                              230
     10,800    Illinois Tool Works, Inc.                                                               503
      8,300    Ingersoll-Rand plc                                                                      278
      8,400    Lincoln Electric Holdings, Inc.                                                         286
      1,282    Middleby Corp.*                                                                         103
      4,200    Pall Corp.                                                                              215
      4,400    Parker-Hannifin Corp.                                                                   323
     44,956    Timken Co.                                                                            1,769
                                                                                                ----------
                                                                                                     5,780
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               OFFICE SERVICES & SUPPLIES (0.0%)
      4,170    Herman Miller, Inc.                                                              $       83
     11,200    Pitney Bowes, Inc.                                                                      228
      3,050    United Stationers, Inc.                                                                  96
                                                                                                ----------
                                                                                                       407
                                                                                                ----------
               RAILROADS (0.1%)
     27,600    CSX Corp.                                                                               605
      1,400    Kansas City Southern*                                                                    76
      9,900    Norfolk Southern Corp.                                                                  670
     11,800    Union Pacific Corp.                                                                   1,088
                                                                                                ----------
                                                                                                     2,439
                                                                                                ----------
               RESEARCH & CONSULTING SERVICES (0.0%)
      1,682    CoStar Group, Inc.*                                                                      86
      6,600    Equifax, Inc.                                                                           213
      3,794    Resources Connection, Inc.                                                               40
                                                                                                ----------
                                                                                                       339
                                                                                                ----------
               SECURITY & ALARM SERVICES (0.0%)
      3,272    Brink's Co.                                                                              84
                                                                                                ----------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
      9,400    Fastenal Co.                                                                            315
      3,889    Interline Brands, Inc.*                                                                  57
      3,144    Kaman Corp.                                                                             107
                                                                                                ----------
                                                                                                       479
                                                                                                ----------
               TRUCKING (0.1%)
      5,800    JB Hunt Transport Services, Inc.                                                        233
     29,500    Ryder System, Inc.                                                                    1,389
                                                                                                ----------
                                                                                                     1,622
                                                                                                ----------
               Total Industrials                                                                    44,187
                                                                                                ----------
               INFORMATION TECHNOLOGY (4.5%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
     64,100    Adobe Systems, Inc.*                                                                  1,618
      4,600    ANSYS, Inc.*                                                                            248
      7,375    Autodesk, Inc.*                                                                         208
      3,151    Blackbaud, Inc.                                                                          79
      5,200    Citrix Systems, Inc.*                                                                   314
      1,377    Concur Technologies, Inc.*                                                               57
      3,683    Henry Jack & Associates, Inc.                                                           108
      4,600    Informatica Corp.*                                                                      192
      7,500    Intuit, Inc.*                                                                           370
      6,346    Mentor Graphics Corp.*                                                                   71
      3,872    Parametric Technology Corp.*                                                             70
      1,500    Salesforce.com, Inc.*                                                                   193
      2,402    SuccessFactors, Inc.*                                                                    56
      2,427    Taleo Corp. "A"*                                                                         63
      4,059    TIBCO Software, Inc.*                                                                    91
      5,458    TiVo, Inc.*                                                                              58
      1,779    Ultimate Software Group, Inc.*                                                           90
                                                                                                ----------
                                                                                                     3,886
                                                                                                ----------
               COMMUNICATIONS EQUIPMENT (0.4%)
      1,344    Acme Packet, Inc.*                                                                       63
      2,437    ADTRAN, Inc.                                                                             76
      7,302    ARRIS Group, Inc.*                                                                       80
      2,500    Aruba Networks, Inc.*                                                                    53
      2,811    Black Box Corp.                                                                          70
    306,250    Cisco Systems, Inc.(a)                                                                4,802
      1,500    F5 Networks, Inc.*                                                                      122
      2,868    Finisar Corp.*                                                                           53

================================================================================

13  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      5,200    Harris Corp.                                                                     $      210
      2,417    InterDigital, Inc.                                                                      170
     13,100    Juniper Networks, Inc.*                                                                 274
     10,337    Motorola Mobility Holdings, Inc.*                                                       390
      5,971    Motorola Solutions, Inc.*                                                               251
      2,220    Plantronics, Inc.                                                                        71
     39,700    QUALCOMM, Inc.                                                                        2,043
      1,441    Riverbed Technology, Inc.*                                                               36
                                                                                                ----------
                                                                                                     8,764
                                                                                                ----------
               COMPUTER HARDWARE (1.0%)
     38,126    Apple, Inc.*                                                                         14,672
    140,571    Dell, Inc.*(a)                                                                        2,090
     99,176    Hewlett-Packard Co.(a)                                                                2,582
     98,800    NCR Corp.*                                                                            1,702
                                                                                                ----------
                                                                                                    21,046
                                                                                                ----------
               COMPUTER STORAGE & PERIPHERALS (0.1%)
     51,300    EMC Corp.*                                                                            1,159
      9,400    NetApp, Inc.*                                                                           354
      6,100    SanDisk Corp.*                                                                          224
      3,474    Western Digital Corp.*                                                                  102
                                                                                                ----------
                                                                                                     1,839
                                                                                                ----------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     12,500    Automatic Data Processing, Inc.                                                         625
      2,400    Computer Sciences Corp.(a)                                                               74
      3,357    Euronet Worldwide, Inc.*                                                                 55
      8,400    Fidelity National Information Services, Inc.                                            237
      5,500    Fiserv, Inc.*                                                                           307
      4,713    Heartland Payment Systems, Inc.                                                         101
      2,100    MasterCard, Inc. "A"(a)                                                                 692
     11,400    Paychex, Inc.                                                                           308
      2,087    VeriFone Holdings, Inc.*                                                                 74
     15,400    Visa, Inc. "A"                                                                        1,353
     17,200    Western Union Co.                                                                       284
                                                                                                ----------
                                                                                                     4,110
                                                                                                ----------
               ELECTRONIC COMPONENTS (0.0%)
      6,000    Amphenol Corp. "A"                                                                      282
     37,200    Corning, Inc.                                                                           559
                                                                                                ----------
                                                                                                       841
                                                                                                ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     32,100    Agilent Technologies, Inc.*                                                           1,184
      2,722    MTS Systems Corp.                                                                        98
                                                                                                ----------
                                                                                                     1,282
                                                                                                ----------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
      4,506    Benchmark Electronics, Inc.*                                                             61
      2,216    Plexus Corp.*                                                                            59
      4,800    Trimble Navigation Ltd.*                                                                178
                                                                                                ----------
                                                                                                       298
                                                                                                ----------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
     11,200    Electronic Arts, Inc.*                                                                  253
                                                                                                ----------
               INTERNET SOFTWARE & SERVICES (0.6%)
     19,900    Akamai Technologies, Inc.*                                                              437
      1,688    Digital River, Inc.*                                                                     34
     70,100    eBay, Inc.*                                                                           2,164
          1    Equinix, Inc.*                                                                           --
     12,700    Google, Inc. "A"*(a)                                                                  6,870
      5,800    IAC/InterActiveCorp.*                                                                   229
      2,475    Rackspace Hosting, Inc.*                                                                 90
      4,388    ValueClick, Inc.*                                                                        67

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     39,700    VeriSign, Inc.                                                                   $    1,237
     33,200    Yahoo!, Inc.*                                                                           452
                                                                                                ----------
                                                                                                    11,580
                                                                                                ----------
               IT CONSULTING & OTHER SERVICES (0.3%)
     17,600    Accenture plc "A"                                                                       943
      1,500    Amdocs Ltd.*                                                                             41
      1,821    CACI International, Inc. "A"*                                                           100
      7,400    Cognizant Technology Solutions Corp. "A"*                                               470
     30,160    International Business Machines Corp.(a)                                              5,185
      5,200    Teradata Corp.*                                                                         272
                                                                                                ----------
                                                                                                     7,011
                                                                                                ----------
               OFFICE ELECTRONICS (0.0%)
     37,109    Xerox Corp.                                                                             308
                                                                                                ----------
               SEMICONDUCTOR EQUIPMENT (0.1%)
     89,700    Applied Materials, Inc.                                                               1,015
      3,051    FEI Co.*                                                                                 98
      3,000    KLA-Tencor Corp.                                                                        110
      4,900    Lam Research Corp.*                                                                     182
      1,508    Veeco Instruments, Inc.*                                                                 55
                                                                                                ----------
                                                                                                     1,460
                                                                                                ----------
               SEMICONDUCTORS (0.6%)
     20,600    Advanced Micro Devices, Inc.*                                                           141
     33,530    Altera Corp.                                                                          1,220
     55,600    Analog Devices, Inc.                                                                  1,836
     13,400    Atmel Corp.*                                                                            122
      7,100    Broadcom Corp. "A"*                                                                     253
      2,362    Cavium Networks, Inc.*                                                                   76
      1,800    Cree, Inc.*                                                                              58
      1,500    First Solar, Inc.*                                                                      150
    277,230    Intel Corp.                                                                           5,581
      9,300    Linear Technology Corp.                                                                 266
     27,400    LSI Corp.*                                                                              186
     15,800    Marvell Technology Group Ltd.*                                                          208
     11,500    Maxim Integrated Products, Inc.                                                         265
    248,500    Micron Technology, Inc.*                                                              1,469
      4,258    Microsemi Corp.*                                                                         66
      2,715    NetLogic Microsystems, Inc.*                                                             81
     14,900    NVIDIA Corp.*                                                                           198
      9,285    RF Micro Devices, Inc.*                                                                  58
      3,934    Semtech Corp.*                                                                           84
     27,200    Texas Instruments, Inc.                                                                 713
      6,431    TriQuint Semiconductor, Inc.*                                                            49
                                                                                                ----------
                                                                                                    13,080
                                                                                                ----------
               SYSTEMS SOFTWARE (0.9%)
      3,482    Ariba, Inc.*                                                                             94
      6,600    BMC Software, Inc.*                                                                     268
     65,763    CA, Inc.                                                                              1,380
      2,047    CommVault Systems, Inc.*                                                                 69
      4,232    Fortinet, Inc.*                                                                          81
    368,319    Microsoft Corp.(a)                                                                    9,797
    127,600    Oracle Corp.(a)                                                                       3,582
      3,057    Progress Software Corp.*                                                                 64
      3,000    Red Hat, Inc.*                                                                          119
        900    Rovi Corp.*                                                                              44
    107,800    Symantec Corp.*                                                                       1,849
      7,000    VMware, Inc. "A"*                                                                       661
                                                                                                ----------
                                                                                                    18,008
                                                                                                ----------
               TECHNOLOGY DISTRIBUTORS (0.0%)
      5,400    Arrow Electronics, Inc.*                                                                168

================================================================================

15  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      6,400    Avnet, Inc.*                                                                     $      168
      9,722    Brightpoint, Inc.*                                                                       93
     10,800    Ingram Micro, Inc. "A"*                                                                 193
      4,121    Insight Enterprises, Inc.*                                                               77
      2,685    ScanSource, Inc.*                                                                        83
                                                                                                ----------
                                                                                                       782
                                                                                                ----------
               Total Information Technology                                                         94,548
                                                                                                ----------
               MATERIALS (1.1%)
               ----------------
               ALUMINUM (0.0%)
     26,000    Alcoa, Inc.                                                                             333
      2,356    Kaiser Aluminum Corp.                                                                   122
                                                                                                ----------
                                                                                                       455
                                                                                                ----------
               COMMODITY CHEMICALS (0.0%)
      5,600    Celanese Corp. "A"                                                                      264
      2,262    Koppers Holdings, Inc.                                                                   75
                                                                                                ----------
                                                                                                       339
                                                                                                ----------
               CONSTRUCTION MATERIALS (0.0%)
      4,800    Vulcan Materials Co.                                                                    168
                                                                                                ----------
               DIVERSIFIED CHEMICALS (0.4%)
      1,500    Ashland, Inc.                                                                            80
     37,500    Cabot Corp.                                                                           1,291
     27,400    Dow Chemical Co.                                                                        780
     66,800    E.I. du Pont de Nemours & Co.                                                         3,224
      4,519    Eastman Chemical Co.                                                                    374
     24,300    PPG Industries, Inc.                                                                  1,861
      3,985    Solutia, Inc.*                                                                           69
                                                                                                ----------
                                                                                                     7,679
                                                                                                ----------
               DIVERSIFIED METALS & MINING (0.1%)
     21,500    Freeport-McMoRan Copper & Gold, Inc.                                                  1,014
      5,016    Globe Specialty Metals, Inc.                                                             84
      1,596    Molycorp, Inc.*                                                                          90
      1,800    Walter Energy, Inc.                                                                     147
                                                                                                ----------
                                                                                                     1,335
                                                                                                ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      1,996    CF Industries Holdings, Inc.(a)                                                         365
     12,800    Monsanto Co.                                                                            883
      3,800    Mosaic Co.                                                                              270
                                                                                                ----------
                                                                                                     1,518
                                                                                                ----------
               FOREST PRODUCTS (0.0%)
     15,709    Weyerhaeuser Co.                                                                        283
                                                                                                ----------
               INDUSTRIAL GASES (0.1%)
      5,700    Air Products & Chemicals, Inc.                                                          466
      7,500    Praxair, Inc.                                                                           739
                                                                                                ----------
                                                                                                     1,205
                                                                                                ----------
               METAL & GLASS CONTAINERS (0.0%)
      6,000    Crown Holdings, Inc.*                                                                   213
      4,000    Owens-Illinois, Inc.*                                                                    76
                                                                                                ----------
                                                                                                       289
                                                                                                ----------
               PAPER PACKAGING (0.0%)
     10,200    Sealed Air Corp.                                                                        188
      9,000    Sonoco Products Co.                                                                     284
                                                                                                ----------
                                                                                                       472
                                                                                                ----------
               PAPER PRODUCTS (0.0%)
      1,300    Domtar Corp.                                                                            104

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     10,000    International Paper Co.                                                          $      272
      5,100    MeadWestvaco Corp.                                                                      140
                                                                                                ----------
                                                                                                       516
                                                                                                ----------
               SPECIALTY CHEMICALS (0.4%)
      3,844    A. Schulman, Inc.                                                                        70
      7,500    Ecolab, Inc.                                                                            402
      4,028    Ferro Corp.*                                                                             34
     52,462    Lubrizol Corp.(c)                                                                     7,069
      5,216    PolyOne Corp.                                                                            66
      5,300    Sigma-Aldrich Corp.                                                                     341
      2,354    W.R. Grace & Co.*                                                                        93
                                                                                                ----------
                                                                                                     8,075
                                                                                                ----------
               STEEL (0.0%)
      3,600    Cliffs Natural Resources, Inc.                                                          298
      4,500    Nucor Corp.                                                                             162
      3,900    United States Steel Corp.                                                               118
                                                                                                ----------
                                                                                                       578
                                                                                                ----------
               Total Materials                                                                      22,912
                                                                                                ----------
               TELECOMMUNICATION SERVICES (0.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    196,920    AT&T, Inc.                                                                            5,608
      8,278    CenturyLink, Inc.                                                                       299
     34,108    Frontier Communications Corp.                                                           256
    130,040    Verizon Communications, Inc.                                                          4,704
     23,800    Windstream Corp.                                                                        302
                                                                                                ----------
                                                                                                    11,169
                                                                                                ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     11,600    American Tower Corp. "A"*                                                               625
      9,100    Crown Castle International Corp.*                                                       395
      6,250    NII Holdings, Inc. "B"*                                                                 241
      4,740    NTELOS Holdings Corp.                                                                    93
     81,400    Sprint Nextel Corp.*                                                                    306
                                                                                                ----------
                                                                                                     1,660
                                                                                                ----------
               Total Telecommunication Services                                                     12,829
                                                                                                ----------
               UTILITIES (0.7%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
     13,300    American Electric Power Co., Inc.                                                       514
      9,400    Duke Energy Corp.                                                                       178
     11,300    Edison International                                                                    420
        400    Entergy Corp.                                                                            26
     48,300    Exelon Corp.                                                                          2,083
     11,400    FirstEnergy Corp.                                                                       504
     26,000    Great Plains Energy, Inc.                                                               508
     10,200    NextEra Energy, Inc.                                                                    579
     25,200    NV Energy, Inc.                                                                         376
      5,854    Otter Tail Corp.                                                                        120
      7,623    Portland General Electric Co.                                                           184
      8,300    PPL Corp.                                                                               240
      2,100    Progress Energy, Inc.                                                                   102
     18,800    Southern Co.                                                                            778
                                                                                                ----------
                                                                                                     6,612
                                                                                                ----------
               GAS UTILITIES (0.0%)
      2,400    Atmos Energy Corp.                                                                       80
                                                                                                ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     22,600    AES Corp.*                                                                              246
     13,600    Calpine Corp.*                                                                          200

================================================================================

17  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                              MARKET
$(000)/                                                                                              VALUE
SHARES         SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     63,300    Constellation Energy Group, Inc.                                                 $    2,436
     10,800    NRG Energy, Inc.*                                                                       253
                                                                                                ----------
                                                                                                     3,135
                                                                                                ----------
               MULTI-UTILITIES (0.2%)
     19,500    Ameren Corp.                                                                            590
      3,274    CH Energy Group, Inc.                                                                   184
      8,200    Consolidated Edison, Inc.                                                               461
     13,700    Dominion Resources, Inc.                                                                668
     10,300    DTE Energy Co.                                                                          521
     12,600    MDU Resources Group, Inc.                                                               269
     11,213    NiSource, Inc.                                                                          239
      1,013    NSTAR                                                                                    46
     10,700    PG&E Corp.                                                                              453
     14,609    Public Service Enterprise Group, Inc.                                                   499
      7,593    Sempra Energy                                                                           399
      1,400    TECO Energy, Inc.                                                                        26
      3,300    Wisconsin Energy Corp.                                                                  104
     17,200    Xcel Energy, Inc.                                                                       424
                                                                                                ----------
                                                                                                     4,883
                                                                                                ----------
               WATER UTILITIES (0.0%)
      3,443    American States Water Co.                                                               122
     12,400    American Water Works Co., Inc.                                                          370
                                                                                                ----------
                                                                                                       492
                                                                                                ----------
               Total Utilities                                                                      15,202
                                                                                                ----------
               Total Common Stocks (cost: $458,362)                                                479,126
                                                                                                ----------
               PREFERRED SECURITIES (2.1%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
     80,000    Dairy Farmers of America, Inc., 7.88%, cumulative
                  redeemable, perpetual(d)                                                           7,380
                                                                                                ----------

               FINANCIALS (1.1%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
      4,000    US Bancorp, 7.19%, perpetual                                                          3,160
                                                                                                ----------
               LIFE & HEALTH INSURANCE (0.1%)
    130,000    Delphi Financial Group, Inc., 7.38%, perpetual                                        3,112
                                                                                                ----------
               MULTI-LINE INSURANCE (0.3%)
         70    International Lease Finance Corp., 0.33%, perpetual(e)                                5,600
                                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    235,000    Citigroup Capital XIII, 7.88%, 10/30/2040, Trust preferred,
                  cumulative redeemable                                                              6,125
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.0%)
     $3,000    Security Capital Assurance Ltd., 6.88%, perpetual*(e)                                    --
                                                                                                ----------
               REGIONAL BANKS (0.2%)
         10    CoBank, ACB, 7.81%, perpetual(d)                                                        504
        160    Susquehanna Capital I, 9.38%, 12/12/2067, Capital Securities,
                  cumulative redeemable                                                              4,203
                                                                                                ----------
                                                                                                     4,707
                                                                                                ----------
               Total Financials                                                                     22,704
                                                                                                ----------
               INDUSTRIALS (0.3%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.3%)
      7,000    Pitney Bowes International Holdings, Series F, 6.13%,
                  cumulative redeemable, perpetual(d)                                                6,801
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    260,000    Qwest Corp., 7.38%, cumulative                                                   $    6,708
                                                                                                ----------
               Total Preferred Securities (cost: $44,887)                                           43,593
                                                                                                ----------
               WARRANTS (0.0%)

               ENERGY (0.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
         90    GreenHunter Energy, Inc., acquired 7/15/2008; cost: $0*(b),(e),(f)                       --
                                                                                                ----------

               INVESTMENT COMPANIES (4.9%)

    526,530    SPDR S&P 500 ETF Trust                                                               64,268
    750,702    Vanguard Dividend Appreciation Index ETF                                             39,277
                                                                                                ----------
               Total Investment Companies (cost: $98,772)                                          103,545
                                                                                                ----------
               Total U.S. Equity Securities (cost: $602,022)                                       626,264
                                                                                                ----------
               INTERNATIONAL EQUITY SECURITIES (21.6%)

               COMMON STOCKS (12.4%)

               CONSUMER DISCRETIONARY (1.4%)
               -----------------------------
               APPAREL RETAIL (0.1%)
        280    Industria de Diseno Textil S.A.                                                          24
    174,870    Mr. Price Group Ltd.                                                                  1,844
                                                                                                ----------
                                                                                                     1,868
                                                                                                ----------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     11,810    Burberry Group plc                                                                      264
     10,807    Compagnie Financiere Richemont S.A.                                                     627
      1,046    Swatch Group AG                                                                         478
      6,085    Swatch Group Ltd.                                                                       488
                                                                                                ----------
                                                                                                     1,857
                                                                                                ----------
               AUTO PARTS & EQUIPMENT (0.1%)
      3,047    Continental AG*                                                                         225
      5,021    Hyundai Mobis Co. Ltd.                                                                1,586
      5,000    NHK Spring Co.                                                                           47
                                                                                                ----------
                                                                                                     1,858
                                                                                                ----------
               AUTOMOBILE MANUFACTURERS (0.7%)
     29,200    Bayerische Motoren Werke AG                                                           2,364
     33,330    Daimler AG                                                                            1,803
    229,000    Fuji Heavy Industries Ltd.                                                            1,424
      1,100    Honda Motor Co. Ltd.                                                                     35
      7,442    Hyundai Motor Co. Ltd.                                                                1,416
     35,230    KIA Motors Corp.                                                                      2,331
     67,300    Nissan Motor Co. Ltd.                                                                   613
      9,824    Peugeot S.A. ADR                                                                        301
     13,844    Renault S.A.                                                                            564
     80,700    Toyota Motor Corp.                                                                    2,881
        406    Volkswagen AG                                                                            62
                                                                                                ----------
                                                                                                    13,794
                                                                                                ----------
               BROADCASTING (0.0%)
    685,801    ITV plc*                                                                                682
                                                                                                ----------
               CASINOS & GAMING (0.1%)
    212,000    Galaxy Entertainment Group Ltd.*                                                        529
     15,600    Sands China Ltd.*                                                                        49

================================================================================

19  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
    351,000    SJM Holdings Ltd.                                                                $      805
    284,400    Wynn Macau Ltd.                                                                         911
                                                                                                ----------
                                                                                                     2,294
                                                                                                ----------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
      2,430    Yamada Denki Co. Ltd.                                                                   177
                                                                                                ----------
               CONSUMER ELECTRONICS (0.0%)
     31,600    Sony Corp.                                                                              687
                                                                                                ----------
               DEPARTMENT STORES (0.1%)
    215,500    Lifestyle International Holdings, Ltd.                                                  664
      6,300    Marui Group Co. Ltd.                                                                     49
     11,800    Next plc                                                                                452
        656    PPR                                                                                     110
                                                                                                ----------
                                                                                                     1,275
                                                                                                ----------
               DISTRIBUTORS (0.1%)
     79,162    Imperial Holdings Ltd.                                                                1,310
      6,000    Jardine Cycle & Carriage Ltd.                                                           223
                                                                                                ----------
                                                                                                     1,533
                                                                                                ----------
               HOME IMPROVEMENT RETAIL (0.0%)
    122,567    Kingfisher plc                                                                          471
                                                                                                ----------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
     12,300    Carnival Corp.                                                                          406
      5,230    Orient-Express Hotels Ltd. "A"*                                                          41
                                                                                                ----------
                                                                                                       447
                                                                                                ----------
               LEISURE PRODUCTS (0.0%)
      9,300    Namco Bandai Holdings, Inc.                                                             129
     22,700    Sega Sammy Holdings, Inc.                                                               523
                                                                                                ----------
                                                                                                       652
                                                                                                ----------
               SPECIALTY STORES (0.0%)
      4,200    Signet Jewelers Ltd.*                                                                   164
                                                                                                ----------
               TIRES & RUBBER (0.1%)
      6,700    Bridgestone Corp.                                                                       148
     11,140    Compagnie Generale des Establissements Michelin                                         816
      1,288    Nokian Renkaat Oyj                                                                       48
     37,771    Pirelli & Co. S.p.A.                                                                    316
                                                                                                ----------
                                                                                                     1,328
                                                                                                ----------
               Total Consumer Discretionary                                                         29,087
                                                                                                ----------
               CONSUMER STAPLES (1.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
    388,000    Golden Agri-Resources Ltd.                                                              213
     16,987    Nutreco Holding N.V.                                                                  1,157
     69,059    Suedzucker AG                                                                         2,417
    127,000    Wilmar International Ltd.                                                               559
                                                                                                ----------
                                                                                                     4,346
                                                                                                ----------
               BREWERS (0.1%)
     12,618    Carlsberg A.S.                                                                          946
      5,474    Heineken N.V.                                                                           274
      4,603    InBev N.V.                                                                              254
      3,713    SABMiller plc                                                                           135
                                                                                                ----------
                                                                                                     1,609
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               DISTILLERS & VINTNERS (0.1%)
     60,654    Diageo plc                                                                       $    1,221
                                                                                                ----------
               FOOD DISTRIBUTORS (0.1%)
     78,638    Spar Group Ltd.                                                                       1,071
                                                                                                ----------
               FOOD RETAIL (0.1%)
     54,200    Alimentation Couche-Tard, Inc.                                                        1,587
      2,087    Delhaize Group                                                                          140
     42,545    Jeronimo Martins, SGPS S.A.                                                             794
     35,546    Koninklijke Ahold N.V.                                                                  414
      3,700    Seven & I Holdings Co. Ltd.                                                              98
     37,794    Tesco plc                                                                               232
     10,624    Woolworths Ltd.                                                                         286
                                                                                                ----------
                                                                                                     3,551
                                                                                                ----------
               HOUSEHOLD PRODUCTS (0.1%)
      7,613    Henkel AG & Co.                                                                         369
     15,652    Reckitt Benckiser Group plc                                                             832
                                                                                                ----------
                                                                                                     1,201
                                                                                                ----------
               HYPERMARKETS & SUPER CENTERS (0.0%)
     16,800    Aeon Co. Ltd.                                                                           211
      1,837    Wesfarmers Ltd.                                                                          60
                                                                                                ----------
                                                                                                       271
                                                                                                ----------
               PACKAGED FOODS & MEAT (0.3%)
     60,000    Ajinomoto Co. Inc.                                                                      707
     10,013    Aryzta AG                                                                               474
      4,304    Associated British Foods plc                                                             75
     35,858    Nestle S.A.                                                                           2,221
    169,000    Nippon Meat Packers, Inc.                                                             2,092
     21,106    Unilever N.V.                                                                           715
      7,349    Unilever plc                                                                            246
                                                                                                ----------
                                                                                                     6,530
                                                                                                ----------
               PERSONAL PRODUCTS (0.0%)
         15    Dr.Ci:Labo Co., Ltd.                                                                     87
      2,000    Pola Orbis Holdings, Inc.                                                                54
                                                                                                ----------
                                                                                                       141
                                                                                                ----------
               SOFT DRINKS (0.0%)
      5,952    Coca-Cola Amatil Ltd.                                                                    75
                                                                                                ----------
               TOBACCO (0.2%)
     32,764    British America Tobacco plc                                                           1,459
    121,159    Imperial Tobacco Group plc                                                            4,016
                                                                                                ----------
                                                                                                     5,475
                                                                                                ----------
               Total Consumer Staples                                                               25,491
                                                                                                ----------
               ENERGY (1.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
    161,500    China Shenhua Energy Co. Ltd. "H"                                                       751
    444,000    Yanzhou Coal Mining Co. Ltd. "H"                                                      1,292
                                                                                                ----------
                                                                                                     2,043
                                                                                                ----------
               INTEGRATED OIL & GAS (0.8%)
      9,100    BG Group plc                                                                            197
    499,838    BP plc(c)                                                                             3,265
     33,845    ENI S.p.A.                                                                              681

================================================================================

21  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      3,079    Origin Energy Ltd.                                                               $       47
     69,478    Repsol YPF S.A.                                                                       2,003
     59,459    Royal Dutch Shell plc "A"(c)                                                          1,993
     93,058    Royal Dutch Shell plc "A"                                                             3,112
     46,455    Royal Dutch Shell plc "B"(c)                                                          1,568
     68,182    Statoil ASA                                                                           1,640
    139,880    Statoil Fuel & Retail ASA*                                                            1,161
     37,587    Total S.A.                                                                            1,835
                                                                                                ----------
                                                                                                    17,502
                                                                                                ----------
               OIL & GAS DRILLING (0.1%)
    750,000    China Oilfield Services Ltd. "H"                                                      1,175
        621    ENSCO International plc ADR                                                              30
                                                                                                ----------
                                                                                                     1,205
                                                                                                ----------
               OIL & GAS EQUIPMENT & SERVICES (0.0%)
      2,490    AMEC plc                                                                                 37
     17,065    Kvaerner ASA*                                                                            33
      2,068    Petrofac Ltd.                                                                            46
     10,826    SBM Offshore N.V.(b)                                                                    225
                                                                                                ----------
                                                                                                       341
                                                                                                ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      6,047    Cairn Energy plc*                                                                        33
    484,000    CNOOC Ltd.                                                                              991
      1,100    Japan Petroleum Exploration Co., Ltd.                                                    45
     30,527    Santos Ltd.                                                                             383
      4,800    Ultra Petroleum Corp.*                                                                  161
                                                                                                ----------
                                                                                                     1,613
                                                                                                ----------
               OIL & GAS REFINING & MARKETING (0.3%)
     32,055    Caltex Australia                                                                        371
     43,000    Cosmo Oil Co. Ltd.                                                                      113
      2,900    Idemitsu Kosan Co. Ltd.                                                                 301
    394,200    JX Holdings, Inc.                                                                     2,482
     78,721    Polski Koncern Naftowy Orlen S.A.*                                                    1,083
    129,000    TonenGeneral Sekiyu K.K.                                                              1,474
                                                                                                ----------
                                                                                                     5,824
                                                                                                ----------
               Total Energy                                                                         28,528
                                                                                                ----------
               FINANCIALS (2.7%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
    162,606    3i Group plc                                                                            561
                                                                                                ----------
               CONSUMER FINANCE (0.1%)
     29,097    Samsung Card Co. Ltd.                                                                 1,408
                                                                                                ----------
               DIVERSIFIED BANKS (1.4%)
     56,000    Aozora Bank Ltd.                                                                        140
    135,487    Australia and New Zealand Banking Group Ltd.                                          2,939
     58,923    Banco Bilbao Vizcaya Argentaria S.A.                                                    536
     75,374    Banco Santander S.A.(c)                                                                 695
     20,906    Bank Hapoalim Ltd.                                                                       87
  2,076,000    Bank of China Ltd. "H"                                                                  859
     87,504    Barclays plc                                                                            243
     18,659    BNP Paribas S.A.                                                                        961
    566,000    Chuo Mitsui Trust Holdings, Inc.                                                      1,907
     12,738    Commonwealth Bank of Australia                                                          657
     19,919    DnB NOR ASA                                                                             240
    161,853    HSBC Holdings plc(c)                                                                  1,410
  2,316,000    Industrial and Commercial Bank of China Ltd. "H"                                      1,520
     21,930    KBC Groep N.V.                                                                          621

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
    563,700    Mitsubishi UFJ Financial Group, Inc.                                             $    2,532
     12,928    Mizrahi Tefahot Bank Ltd.                                                               124
    596,200    Mizuho Trust & Banking Co., Ltd.                                                        903
     98,720    National Australia Bank Ltd.                                                          2,503
     14,600    National Bank of Canada                                                               1,081
    123,885    Natixis                                                                                 496
     83,874    Nordea Bank AB                                                                          774
     57,863    Skandinaviska Enskilda Banken "A"                                                       343
     12,912    Societe Generale                                                                        433
      1,712    Standard Chartered plc                                                                   39
    123,600    Sumitomo Mitsui Financial Group, Inc.                                                 3,640
      7,172    Svenska Handelsbanken AB "A"                                                            197
     54,705    Swedbank AB "A"                                                                         753
     78,907    Westpac Banking Corp.                                                                 1,738
                                                                                                ----------
                                                                                                    28,371
                                                                                                ----------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
     11,307    Credit Suisse Group*                                                                    324
     24,675    Deutsche Bank AG                                                                      1,001
     48,019    UBS AG*                                                                                 695
                                                                                                ----------
                                                                                                     2,020
                                                                                                ----------
               INVESTMENT BANKING & BROKERAGE (0.0%)
        600    Lazard Ltd. "A"                                                                          18
                                                                                                ----------
               LIFE & HEALTH INSURANCE (0.1%)
     16,310    Delta Lloyd N.V.                                                                        298
    487,010    Legal & General Group plc                                                               830
    454,039    Old Mutual plc                                                                          884
      8,641    Prudential plc                                                                           87
      2,111    Swiss Life Holding*                                                                     290
                                                                                                ----------
                                                                                                     2,389
                                                                                                ----------
               MULTI-LINE INSURANCE (0.2%)
      8,051    Allianz Holding AG                                                                      829
    106,157    Aviva plc                                                                               586
     48,978    AXA S.A.                                                                                787
      1,238    Baloise Holdings AG                                                                     110
      7,476    Sampo OYJ "A"                                                                           214
      3,469    Zurich Financial Services AG*                                                           783
                                                                                                ----------
                                                                                                     3,309
                                                                                                ----------
               MULTI-SECTOR HOLDINGS (0.0%)
      5,283    Exor S.p.A.                                                                             126
     17,227    Kinnevik Investment AB "B"                                                              368
                                                                                                ----------
                                                                                                       494
                                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    219,225    African Bank Investments Ltd.                                                         1,115
     97,139    ING Groep N.V.*                                                                         841
      7,564    OKO Bank plc "A"                                                                         86
     20,610    ORIX Corp.                                                                            1,857
                                                                                                ----------
                                                                                                     3,899
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.1%)
        400    Allied World Assurance Co.                                                               21
      2,755    Argo Group International Holdings Ltd.                                                   76
      3,600    AXIS Capital Holdings Ltd.                                                              103
  1,232,000    PICC Property and Casualty Co. Ltd "H"                                                2,168
    193,571    Royal & Sun Alliance Insurance Group                                                    360
      9,300    XL Group plc                                                                            193
                                                                                                ----------
                                                                                                     2,921
                                                                                                ----------
               REAL ESTATE DEVELOPMENT (0.1%)
     25,000    Cheung Kong Holdings Ltd.                                                               351

================================================================================

23  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
    730,000    China Overseas Land & Investment Ltd.                                            $    1,556
                                                                                                ----------
                                                                                                     1,907
                                                                                                ----------
               REAL ESTATE OPERATING COMPANIES (0.0%)
    101,510    Immofinanz AG*                                                                          363
                                                                                                ----------
               REGIONAL BANKS (0.2%)
     26,891    Bendigo Bank Ltd.                                                                       251
      4,000    Chugoku Bank Ltd.                                                                        53
    348,000    Gunma Bank Ltd.                                                                       1,809
    286,000    Nishi Nippon City Bank Ltd.                                                             822
    232,300    Resona Holdings, Inc.                                                                 1,050
     48,000    Shinsei Bank Ltd.                                                                        57
      4,000    Yamaguchi Financial Group, Inc.                                                          39
                                                                                                ----------
                                                                                                     4,081
                                                                                                ----------
               REINSURANCE (0.1%)
      8,355    Flagstone Reinsurance Holdings S.A.                                                      59
     40,486    Hannover Rueckversicherungs                                                           1,910
      5,733    Montpelier Re Holdings Ltd.                                                              98
      6,296    Muenchener Rueckversicherungs-Gesellschaft AG                                           822
        500    RenaissanceRe Holdings Ltd.                                                              33
                                                                                                ----------
                                                                                                     2,922
                                                                                                ----------
               SPECIALIZED FINANCE (0.1%)
    172,038    IG Group Holdings plc                                                                 1,249
      7,479    London Stock Exchange Group plc                                                         112
      5,580    Mitsubishi UFJ Lease & Finance Co., Ltd.                                                224
                                                                                                ----------
                                                                                                     1,585
                                                                                                ----------
               Total Financials                                                                     56,248
                                                                                                ----------
               HEALTH CARE (0.7%)
               ------------------
               HEALTH CARE EQUIPMENT (0.0%)
     13,200    Covidien plc                                                                            689
      1,800    Olympus Corp.                                                                            52
                                                                                                ----------
                                                                                                       741
                                                                                                ----------
               PHARMACEUTICALS (0.7%)
     78,531    AstraZeneca plc                                                                       3,723
      9,586    Bayer AG                                                                                618
     81,786    GlaxoSmithKline plc                                                                   1,740
     34,946    Novartis AG                                                                           2,038
      7,550    Novo Nordisk A/S                                                                        806
     25,582    Orion Oyj "B"                                                                           576
     10,767    Roche Holdings AG                                                                     1,885
     23,471    Sanofi-Aventis S.A.                                                                   1,708
      2,579    Shire Ltd.                                                                               83
      5,800    Takeda Pharmaceutical Co. Ltd.                                                          280
      9,378    Teva Pharmaceutical Industries Ltd.                                                     384
                                                                                                ----------
                                                                                                    13,841
                                                                                                ----------
               Total Health Care                                                                    14,582
                                                                                                ----------
               INDUSTRIALS (1.6%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
    113,633    BAE Systems plc(c)                                                                      508
     13,663    European Aeronautic Defense and Space Co. N.V.                                          433
     23,873    Safran S.A.                                                                             927
                                                                                                ----------
                                                                                                     1,868
                                                                                                ----------
               AIR FREIGHT & LOGISTICS (0.1%)
     80,542    Deutsche Post AG                                                                      1,233
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               AIRLINES (0.0%)
      8,234    Deutsche Lufthansa AG                                                            $      139
                                                                                                ----------
               BUILDING PRODUCTS (0.1%)
     27,000    Asahi Glass Co. Ltd.                                                                    264
     15,767    Compagnie De Saint Gobain                                                               793
                                                                                                ----------
                                                                                                     1,057
                                                                                                ----------
               CONSTRUCTION & ENGINEERING (0.2%)
      3,369    ACS Actividades de Construccion y Servicios S.A.                                        138
     84,052    Balfour Beatty plc                                                                      341
        786    Bouygues S.A.                                                                            30
      2,100    Chicago Bridge & Iron Co.                                                                75
     23,000    Chiyoda Corp.                                                                           247
     30,000    JGC Corp.                                                                               845
     54,138    Leighton Holdings Ltd.                                                                1,174
      6,887    Samsung Engineering Co. Ltd.                                                          1,556
                                                                                                ----------
                                                                                                     4,406
                                                                                                ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     19,700    Komatsu Ltd.                                                                            521
      1,103    MAN SE                                                                                  100
     49,292    Scania AB                                                                               894
    134,415    Volvo AB "B"                                                                          1,671
    560,000    Yangzijiang Shipbuilding Holdings Ltd.                                                  539
                                                                                                ----------
                                                                                                     3,725
                                                                                                ----------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
     24,335    Babcock International Group plc                                                         248
     76,358    Brambles Ltd.                                                                           550
                                                                                                ----------
                                                                                                       798
                                                                                                ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      4,466    Schneider Electric S.A.                                                                 597
     97,900    Ushio, Inc.                                                                           1,609
                                                                                                ----------
                                                                                                     2,206
                                                                                                ----------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
     19,827    ABB Ltd.*                                                                               425
     28,000    Mitsubishi Electric Corp.                                                               278
                                                                                                ----------
                                                                                                       703
                                                                                                ----------
               INDUSTRIAL CONGLOMERATES (0.1%)
      2,000    Hutchison Whampoa Ltd.                                                                   19
     21,729    Siemens AG                                                                            2,244
     12,502    Wendel                                                                                1,065
                                                                                                ----------
                                                                                                     3,328
                                                                                                ----------
               INDUSTRIAL MACHINERY (0.1%)
      6,000    FANUC Ltd.                                                                              989
      3,471    Kone Oyj "B"                                                                            206
     16,047    SKF AB "B"                                                                              378
      3,300    SMC Corp.                                                                               520
     36,000    Sumitomo Heavy Industries Ltd.                                                          216
                                                                                                ----------
                                                                                                     2,309
                                                                                                ----------
               MARINE (0.0%)
          5    A.P. Moller-Maersk A/S "B"                                                               34
         21    A.P. Moller-Maersk Group                                                                147
     53,500    Orient Overseas International Ltd.                                                      265
                                                                                                ----------
                                                                                                       446
                                                                                                ----------
               OFFICE SERVICES & SUPPLIES (0.1%)
     11,875    Societe BIC S.A.                                                                      1,153
                                                                                                ----------

================================================================================

25  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               RAILROADS (0.1%)
    356,588    Asciano Group                                                                    $      597
         69    Central Japan Railway Co.                                                               573
                                                                                                ----------
                                                                                                     1,170
                                                                                                ----------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
    265,000    Itochu Corp.                                                                          2,838
    286,000    Marubeni Corp.                                                                        1,797
     20,900    Mitsubishi Corp.                                                                        499
     92,800    Mitsui & Co. Ltd.                                                                     1,578
     29,600    Sumitomo Corp.                                                                          384
     37,500    Toyota Tsusho Corp.                                                                     621
                                                                                                ----------
                                                                                                     7,717
                                                                                                ----------
               TRUCKING (0.0%)
     19,547    DSV Air & Sea                                                                           410
    103,309    FirstGroup plc                                                                          615
                                                                                                ----------
                                                                                                     1,025
                                                                                                ----------
               Total Industrials                                                                    33,283
                                                                                                ----------
               INFORMATION TECHNOLOGY (0.5%)
               -----------------------------
               APPLICATION SOFTWARE (0.0%)
      4,103    SAP AG                                                                                  224
                                                                                                ----------
               COMPUTER HARDWARE (0.0%)
     93,000    Toshiba Corp.                                                                           402
                                                                                                ----------
               COMPUTER STORAGE & PERIPHERALS (0.0%)
     15,100    Seagate Technology plc                                                                  175
                                                                                                ----------
               ELECTRONIC COMPONENTS (0.1%)
      7,300    Hamamatsu Photonics K.K.                                                                296
      7,300    Kyocera Corp.                                                                           668
                                                                                                ----------
                                                                                                       964
                                                                                                ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    680,000    Hitachi Ltd.                                                                          3,668
     44,000    Oki Electric Industry Co. Ltd.*                                                          42
                                                                                                ----------
                                                                                                     3,710
                                                                                                ----------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
     21,838    Hon Hai Precision Industry Co. Ltd.                                                     111
                                                                                                ----------
               INTERNET SOFTWARE & SERVICES (0.1%)
      8,700    Dena Co. Ltd.                                                                           450
     11,900    GMO Internet, Inc.                                                                       53
     23,400    Gree, Inc.                                                                              754
                                                                                                ----------
                                                                                                     1,257
                                                                                                ----------
               OFFICE ELECTRONICS (0.0%)
     22,800    Canon, Inc.                                                                           1,071
                                                                                                ----------
               SEMICONDUCTOR EQUIPMENT (0.0%)
     25,300    ASM Pacific Technology Ltd.                                                             261
                                                                                                ----------
               SEMICONDUCTORS (0.1%)
     21,453    ARM Holdings plc                                                                        199
    234,548    Infineon Technologies AG                                                              2,000
                                                                                                ----------
                                                                                                     2,199
                                                                                                ----------
               Total Information Technology                                                         10,374
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  26

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               MATERIALS (1.4%)
               ----------------
               COMMODITY CHEMICALS (0.2%)
      4,963    Arkema, Inc.                                                                     $      385
     85,000    Asahi Kasei Corp.                                                                       562
     10,000    Denki Kagaku Kogyo Kabushiki Kaisha                                                      42
      2,796    Honam Petrochemical Corp.                                                               936
    144,800    Kuraray Co.                                                                           2,067
    161,000    Tosoh Corp.                                                                             614
                                                                                                ----------
                                                                                                     4,606
                                                                                                ----------
               CONSTRUCTION MATERIALS (0.1%)
     40,002    CRH plc                                                                                 714
     68,500    Siam Cement Public Co. Ltd.                                                             764
                                                                                                ----------
                                                                                                     1,478
                                                                                                ----------
               DIVERSIFIED CHEMICALS (0.1%)
     36,177    BASF SE                                                                               2,581
      3,797    Lanxess AG                                                                              237
                                                                                                ----------
                                                                                                     2,818
                                                                                                ----------
               DIVERSIFIED METALS & MINING (0.7%)
      9,003    Anglo American Capital plc                                                              375
     41,504    BHP Billiton Ltd.(c)                                                                  1,763
    106,927    BHP Billiton plc                                                                      3,656
    753,400    Grupo Mexico S.A.B. de C.V. "B"                                                       2,564
     63,916    Iluka Resources Ltd.                                                                  1,119
      2,511    Korea Zinc Co. Ltd.                                                                     989
     17,822    Oxiana Ltd.                                                                             225
     17,214    Rio Tinto Ltd.                                                                        1,334
     51,473    Rio Tinto plc                                                                         3,177
      5,818    Thompson Creek Metals Co., Inc.*                                                         48
                                                                                                ----------
                                                                                                    15,250
                                                                                                ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     15,153    Israel Chemicals Ltd.                                                                   219
      5,806    K&S AG                                                                                  408
        817    Syngenta AG*                                                                            260
      2,850    Yara International ASA                                                                  157
                                                                                                ----------
                                                                                                     1,044
                                                                                                ----------
               INDUSTRIAL GASES (0.0%)
      2,293    Linde AG                                                                                351
                                                                                                ----------
               METAL & GLASS CONTAINERS (0.0%)
     29,638    Rexam plc                                                                               170
                                                                                                ----------
               PAPER PRODUCTS (0.1%)
    151,414    Mondi plc                                                                             1,345
    223,633    Stora Enso Oyj                                                                        1,635
                                                                                                ----------
                                                                                                     2,980
                                                                                                ----------
               SPECIALTY CHEMICALS (0.0%)
      5,600    JSR Corp.                                                                               100
        543    Koninklijke DSM N.V.                                                                     27
      3,300    Nitto Denko Corp.                                                                       128
      5,168    Umicore                                                                                 250
        314    Wacker Chemie AG                                                                         46
                                                                                                ----------
                                                                                                       551
                                                                                                ----------
               STEEL (0.1%)
     33,000    Daido Steel Co. Ltd.                                                                    199
     13,200    Maruichi Steel Tube Ltd.                                                                296

================================================================================

27  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     14,225    Voestalpine AG                                                                   $      548
                                                                                                ----------
                                                                                                     1,043
                                                                                                ----------
               Total Materials                                                                      30,291
                                                                                                ----------
               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
     26,732    Inmarsat plc                                                                            204
                                                                                                ----------
               INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    570,579    BT Group plc                                                                          1,589
     31,700    Chunghwa Telecom Co. Ltd. ADR                                                         1,102
     13,004    France Telecom S.A.                                                                     248
     26,608    Koninklijke (Royal) KPN N.V.                                                            377
     50,700    Nippon Telegraph & Telephone Corp.                                                    2,354
    761,961    Telecom Italia S.p.A.                                                                   884
     62,482    Telefonica S.A.(c)                                                                    1,302
     83,889    Telstra Corp. Ltd.                                                                      272
    110,294    Vivendi S.A.                                                                          2,688
                                                                                                ----------
                                                                                                    10,816
                                                                                                ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     34,700    America Movil S.A.B. de C.V. ADR "L"                                                    887
        177    KDDI Corp.                                                                            1,318
      4,641    Millicom International Cellular S.A.                                                    521
      3,337    Partner Communications Co.                                                               37
     51,600    SoftBank Corp.                                                                        1,703
    138,859    Vodacom Group Ltd.                                                                    1,795
  1,248,866    Vodafone Group plc                                                                    3,264
                                                                                                ----------
                                                                                                     9,525
                                                                                                ----------
               Total Telecommunication Services                                                     20,545
                                                                                                ----------
               UTILITIES (0.6%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
     33,000    Cheung Kong Infrastructure Holdings, Ltd.                                               200
    101,000    CLP Holdings Ltd.                                                                       934
     31,205    E.ON AG                                                                                 684
     45,694    EDP-Energias de Portugal                                                                150
    415,751    Enel S.p.A.(c)                                                                        2,030
      2,003    Fortum Oyj                                                                               54
      2,900    Hokkaido Electric Power Co., Inc.                                                        47
     55,883    Iberdrola S.A.                                                                          412
     11,500    Kansai Electric Power Co., Inc.                                                         203
      6,733    Red Electrica de Espana                                                                 331
      3,692    Scottish & Southern Energy plc                                                           78
    341,518    SP AusNet                                                                               338
    405,324    Terna-Rete Elettrica Nationale S.p.A.                                                 1,470
                                                                                                ----------
                                                                                                     6,931
                                                                                                ----------
               GAS UTILITIES (0.1%)
      9,001    Enagas S.A.                                                                             189
     11,701    Gas Natural SDG S.A.                                                                    214
     70,963    Snam Rete Gas S.p.A.                                                                    343
                                                                                                ----------
                                                                                                       746
                                                                                                ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     11,482    International Power plc                                                                  63
                                                                                                ----------
               MULTI-UTILITIES (0.2%)
    345,162    Centrica plc                                                                          1,676
     57,393    Gaz de France S.A.                                                                    1,810
     43,026    National Grid plc                                                                       434

================================================================================

                                                  Portfolio of Investments |  28

================================================================================

PRINCIPAL
AMOUNT                                                                                              MARKET
$(000)/                                                                                              VALUE
SHARES         SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      3,271    RWE AG                                                                           $      123
                                                                                                ----------
                                                                                                     4,043
                                                                                                ----------
               Total Utilities                                                                      11,783
                                                                                                ----------
               Total Common Stocks (cost: $255,481)                                                260,212
                                                                                                ----------
               PREFERRED SECURITIES (1.0%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.1%)
      9,337    Porsche AG                                                                              632
     13,220    Volkswagen AG                                                                         2,202
                                                                                                ----------
                                                                                                     2,834
                                                                                                ----------
               Total Consumer Discretionary                                                          2,834
                                                                                                ----------
               CONSUMER STAPLES (0.0%)
               -----------------------
               HOUSEHOLD PRODUCTS (0.0%)
      6,501    Henkel AG & Co. KGaA                                                                    385
                                                                                                ----------
               FINANCIALS (0.7%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
     90,050    Banco Itau Holding Financeira S.A.                                                    1,632
    207,015    Itausa - Investimentos Itau S.A.                                                      1,246
                                                                                                ----------
                                                                                                     2,878
                                                                                                ----------
               REINSURANCE (0.5%)
      3,000    Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007
                  and 3/02/2007; cost $3,065*(f)                                                     1,650
    $10,000    Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(d)                               9,300
                                                                                                ----------
                                                                                                    10,950
                                                                                                ----------
               Total Financials                                                                     13,828
                                                                                                ----------
               MATERIALS (0.1%)
               ----------------
               STEEL (0.1%)
     79,800    Vale S.A. "A"                                                                         2,038
                                                                                                ----------

               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     74,555    Telecomunicacoes de Sao Paulo S.A. - Telesp                                           2,349
                                                                                                ----------
               Total Preferred Securities (cost: $20,845)                                           21,434
                                                                                                ----------
               RIGHTS (0.0%)

               HEALTH CARE (0.0%)
               ------------------
               PHARMACEUTICALS (0.0%)
      7,600    Sanofi-Aventis S.A.*                                                                      8
                                                                                                ----------
                                                                                                         8
                                                                                                ----------
               INVESTMENT COMPANIES (8.2%)
      6,300    iShares MSCI EAFE Index Fund                                                            338

================================================================================

29  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
  3,924,807    Vanguard MSCI Emerging Markets ETF(a)                                            $  172,495
                                                                                                ----------
               Total Investment Companies (cost: $180,629)                                         172,833
                                                                                                ----------
               Total International Equity Securities (cost: $456,973)                              454,625
                                                                                                ----------

               PRECIOUS METALS AND MINERALS SECURITIES (3.9%)

               GOLD (3.5%)

               AFRICAN GOLD COMPANIES (0.4%)
     90,000    AngloGold Ashanti Ltd. ADR(b)                                                         4,037
    280,000    Gold Fields Ltd. ADR                                                                  4,640
                                                                                                ----------
                                                                                                     8,677
                                                                                                ----------

               AUSTRALIAN GOLD COMPANIES (0.2%)
    120,000    Newcrest Mining Ltd.                                                                  5,163
                                                                                                ----------

               EUROPEAN GOLD COMPANIES (0.2%)
     40,000    Randgold Resources Ltd. ADR                                                           4,222
                                                                                                ----------

               NORTH AMERICAN GOLD COMPANIES (2.5%)
     70,000    Agnico-Eagle Mines Ltd.                                                               4,836
    113,823    Allied Nevada Gold Corp.*                                                             4,727
    290,000    AuRico Gold, Inc.*                                                                    3,396
    115,000    Barrick Gold Corp.                                                                    5,840
    240,000    Eldorado Gold Corp.                                                                   4,766
    110,000    Goldcorp, Inc.                                                                        5,711
    220,000    IAMGOLD Corp.                                                                         4,532
    270,000    Kinross Gold Corp.                                                                    4,668
     81,600    Newmont Mining Corp.                                                                  5,110
     60,000    Royal Gold, Inc.                                                                      4,601
    320,000    Yamana Gold, Inc.                                                                     5,059
                                                                                                ----------
                                                                                                    53,246
                                                                                                ----------
               SOUTH AMERICAN GOLD COMPANIES (0.2%)
     90,000    Compania de Minas Buenaventura S.A. ADR                                               4,215
                                                                                                ----------
               Total Gold                                                                           75,523
                                                                                                ----------

               PLATINUM GROUP METALS (0.3%)
    130,000    Impala Platinum Holdings Ltd.                                                         3,341
    130,000    Lonmin plc                                                                            2,771
                                                                                                ----------
               Total Platinum Group Metals                                                           6,112
                                                                                                ----------

               SILVER (0.1%)
     35,367    Fresnillo plc (cost $795)                                                             1,206
                                                                                                ----------
               Total Precious Metals and Minerals Securities (cost: $52,414)                        82,841
                                                                                                ----------

               GLOBAL REAL ESTATE EQUITY SECURITIES (0.9%)

               COMMON STOCKS (0.6%)

               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      1,500    DAITO Trust Construction Co. Ltd.                                                       138
     41,000    Daiwa House Industry Co. Ltd.                                                           506
     24,000    Kerry Properties Ltd.                                                                   103
     39,129    Lend Lease Group                                                                        351
    119,000    Tokyu Land Corp.                                                                        485
    169,000    UOL Group Ltd.                                                                          641

================================================================================

                                                  Portfolio of Investments |  30

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
    152,000    Wheelock & Co. Ltd.                                                              $      536
                                                                                                ----------
               Total Diversified Real Estate Activities                                              2,760
                                                                                                ----------

               REITs - DIVERSIFIED (0.1%)
    108,472    BGP Holdings plc, acquired 8/06/2009; cost: $0*(e),(f)                                   --
     13,978    Cousins Properties, Inc.                                                                101
    118,187    GPT Group                                                                               394
     87,888    Mirvac Group                                                                            113
    463,818    Stockland Corp. Ltd.                                                                  1,482
      5,337    Vornado Realty Trust                                                                    459
                                                                                                ----------
               Total REITs - Diversified                                                             2,549
                                                                                                ----------
               REITs - INDUSTRIAL (0.0%)
     25,161    DCT Industrial Trust, Inc.                                                              114
      8,257    First Potomac Realty Trust                                                              107
      1,696    ProLogis, Inc.                                                                           46
                                                                                                ----------
               Total REITs - Industrial                                                                267
                                                                                                ----------

               REITs - MORTGAGE (0.0%)
     23,400    Annaly Capital Management, Inc.                                                         424
      6,100    Chimera Investment Corp.                                                                 18
      6,495    Invesco Mortgage Capital                                                                115
                                                                                                ----------
               Total REITs - Mortgage                                                                  557
                                                                                                ----------

               REITs - OFFICE (0.1%)
      4,800    Boston Properties, Inc.                                                                 501
        500    Digital Realty Trust, Inc.                                                               30
     19,000    Duke Realty Corp.                                                                       225
     10,443    Franklin Street Properties Corp.                                                        136
      3,400    SL Green Realty Corp.                                                                   246
                                                                                                ----------
               Total REITs - Office                                                                  1,138
                                                                                                ----------

               REITs - RESIDENTIAL (0.1%)
      7,874    Associated Estates Realty Corp.                                                         140
        215    AvalonBay Communities, Inc.                                                              29
      8,700    Equity Residential Properties Trust                                                     532
                                                                                                ----------
               Total REITs - Residential                                                               701
                                                                                                ----------
               REITs - RETAIL (0.1%)
      4,352    CBL & Associates Properties, Inc.                                                        64
     14,347    Inland Real Estate Corp.                                                                116
     17,500    Kimco Realty Corp.                                                                      310
      5,300    Macerich Co.                                                                            260
      4,779    Pennsylvania REIT                                                                        49
        700    Realty Income Corp.                                                                      24
      7,800    Regency Centers Corp.                                                                   322
     11,074    Simon Property Group, Inc.                                                            1,301
     15,002    Westfield Group                                                                         131
                                                                                                ----------
               Total REITs - Retail                                                                  2,577
                                                                                                ----------

               REITs - SPECIALIZED (0.1%)
      9,612    DiamondRock Hospitality Co.                                                              74
      6,100    HCP, Inc.                                                                               227
      3,900    Health Care REIT, Inc.                                                                  199
     14,450    Hersha Hospitality Trust                                                                 54
     20,893    Host Hotels & Resorts, Inc.                                                             247
      4,159    Public Storage                                                                          515
      7,114    Sunstone Hotel Investors, Inc.*                                                          43

================================================================================

31  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      1,200    Ventas, Inc.                                                                     $       64
                                                                                                ----------
               Total REITs - Specialized                                                             1,423
                                                                                                ----------
               Total Common Stock                                                                   11,972
                                                                                                ----------
               PREFERRED SECURITIES (0.3%)

               REITs - OFFICE (0.3%)
               ---------------------
    280,000    Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual*                 6,825
                                                                                                ----------
               Total Global Real Estate Equity Securities (cost: $18,335)                           18,797
                                                                                                ----------

               ALTERNATIVE INVESTMENT STRATEGIES (1.0%)
  2,180,257    PIMCO Commodity Real Return Strategy Fund (cost $15,973)                             20,124
                                                                                                ----------
               Total Alternative Investment Strategies (cost: $15,973)                              20,124
                                                                                                ----------

PRINCIPAL
AMOUNT                                                          COUPON
(000)          SECURITY                                           RATE         MATURITY
----------------------------------------------------------------------------------------------------------
               BONDS (33.0%)

               CORPORATE OBLIGATIONS (20.6%)

               CONSUMER STAPLES (0.5%)
               -----------------------
               DRUG RETAIL (0.5%)
$    11,866    CVS Caremark Corp. (a)                            6.30%         6/01/2037            11,571
                                                                                                ----------

               ENERGY (1.3%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (1.3%)
      9,780    Enbridge Energy Partners, LP (a)                  8.05         10/01/2037            10,266
      4,780    Enterprise Products Operating, LP (a)             7.00          6/01/2067             4,610
      3,500    Enterprise Products Operating, LP                 7.03          1/15/2068             3,540
     10,465    Southern Union Co. (a)                            7.20         11/01/2066             9,209
                                                                                                ----------
                                                                                                    27,625
                                                                                                ----------
               Total Energy                                                                         27,625
                                                                                                ----------

               FINANCIALS (14.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
      8,000    State Street Capital Trust IV                     1.25(g)       6/15/2037             6,106
                                                                                                ----------
               CONSUMER FINANCE (0.8%)
     10,052    American Express Co. (a)                          6.80          9/01/2066            10,049
      7,500    Capital One Financial Corp. (a)                   7.69          8/15/2036             7,519
                                                                                                ----------
                                                                                                    17,568
                                                                                                ----------
               DIVERSIFIED BANKS (0.8%)
      1,000    Emigrant Bancorp, Inc. (a),(d)                    6.25          6/15/2014               898
      1,000    FCB NC Capital Trust I                            8.05          3/01/2028             1,022
      5,800    USB Realty Corp. (a),(d)                          6.09                 --(h)          4,495
     10,000    Wells Fargo Capital XIII (a)                      7.70                 --(h)         10,150
                                                                                                ----------
                                                                                                    16,565
                                                                                                ----------
               INVESTMENT BANKING & BROKERAGE (0.8%)
      9,925    Goldman Sachs Capital II (a)                      5.79                 --(h)          7,196

================================================================================

                                                  Portfolio of Investments |  32

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE         MATURITY              (000)
----------------------------------------------------------------------------------------------------------
$    10,000    Schwab Capital Trust I                            7.50%        11/15/2037        $    9,822
                                                                                                ----------
               Total Investment Banking & Brokerage                                                 17,018
                                                                                                ----------
               LIFE & HEALTH INSURANCE (1.9%)
     10,000    Great-West Life & Annuity Insurance Co. (d)       7.15          5/16/2046             9,575
     10,000    Lincoln National Corp. (a)                        7.00          5/17/2066             9,400
      4,500    Principal Financial Global Fund, LLC              0.77(g)       1/10/2031             3,662
      6,500    Prudential Financial, Inc. (a)                    8.88          6/15/2038             7,150
     12,280    StanCorp Financial Group, Inc. (a)                6.90          6/01/2067            10,949
                                                                                                ----------
                                                                                                    40,736
                                                                                                ----------
               MULTI-LINE INSURANCE (1.4%)
     15,512    Genworth Financial, Inc. (a)                      6.15         11/15/2066             9,385
     12,205    Glen Meadow (a),(d)                               6.51          2/12/2067             9,703
     10,510    Nationwide Mutual Insurance Co. (a),(d)           5.81         12/15/2024            10,367
                                                                                                ----------
                                                                                                    29,455
                                                                                                ----------
               MULTI-SECTOR HOLDINGS (0.1%)
      2,000    Leucadia National Corp. (a)                       8.65          1/15/2027             2,013
                                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
      3,000    AgFirst Farm Credit Bank (a)                      6.59                 --(h)          2,583
      3,360    Bank of America Corp. Capital Trust XV            1.05(g)       6/01/2056             1,960
      5,000    BankAmerica Capital III                           0.82(g)       1/15/2027             3,668
      4,000    BankBoston Capital Trust IV                       0.85(g)       6/08/2028             2,614
      7,710    General Electric Capital Corp. (a)                6.38         11/15/2067             7,652
      2,000    General Electric Capital Corp.                    6.38         11/15/2067             1,985
      5,000    J.P. Morgan Chase & Co. Capital XIII              1.20(g)       9/30/2034             3,929
      8,000    JPMorgan Chase & Co. Capital XXI                  1.21(g)       2/02/2037             5,647
      1,625    MBNA Capital B                                    1.05(g)       2/01/2027             1,104
                                                                                                ----------
                                                                                                    31,142
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (2.2%)
     10,000    Allstate Corp. (i)                                6.13          5/15/2037             9,337
      5,325    BNSF Funding Trust I                              6.61         12/15/2055             5,398
      3,000    HSB Group, Inc.                                   1.16(g)       7/15/2027             2,417
      8,000    Ironshore Holdings, Inc. (d)                      8.50          5/15/2020             8,696
      2,070    Liberty Mutual Group, Inc. (a)                    7.30          6/15/2014             2,274
      1,077    OneBeacon U.S. Holdings, Inc.                     5.88          5/15/2013             1,122
     10,000    Progressive Corp. (a)                             6.70          6/15/2037             9,912
      1,000    RLI Corp. (a)                                     5.95          1/15/2014             1,055
      6,500    Travelers Companies, Inc. (a)                     6.25          3/15/2037             6,882
                                                                                                ----------
                                                                                                    47,093
                                                                                                ----------
               REGIONAL BANKS (4.3%)
      1,000    Allfirst Preferred Capital Trust                  1.75(g)       7/15/2029               873
     13,500    CoBank ACB (d)                                    0.85(g)       6/15/2022            12,127
      3,000    Cullen/Frost Bankers, Inc. (a)                    5.75          2/15/2017             2,967
     10,000    Fifth Third Capital Trust IV (a)                  6.50          4/15/2037             9,325
      3,500    First Empire Capital Trust I (a)                  8.23          2/01/2027             3,539
      2,000    First Maryland Capital Trust I                    1.25(g)       1/15/2027             1,687
      2,000    First Republic Bank Corp. (a)                     7.75          9/15/2012             2,063
      5,000    Fulton Capital Trust I (a)                        6.29          2/01/2036             4,168
      2,000    Huntington Capital II "B"                         0.87(g)       6/15/2028             1,625
      8,000    Huntington Capital III (a)                        6.65          5/15/2037             7,640
     10,000    KeyCorp Capital I                                 0.99(g)       7/01/2028             8,344
      5,039    Manufacturers & Traders Trust Co. (a)             5.63         12/01/2021             4,862
      4,000    PNC Preferred Funding Trust (a),(d)               6.52                 --(h)          3,124
      4,979    PNC Preferred Funding Trust III (a),(d)           8.70                 --(h)          5,105
      3,000    Regions Financial Corp.                           7.75         11/10/2014             3,007
      1,000    Sky Financial Capital Trust I                     9.34          5/01/2030             1,035
      2,000    Susquehanna Bancshares, Inc. (a)                  2.07(g)       5/01/2014             1,875
      4,000    Susquehanna Capital II (a)                       11.00          3/23/2040             4,220
      3,000    TCF National Bank (a)                             5.50          2/01/2016             3,000

================================================================================

33  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE          MATURITY             (000)
----------------------------------------------------------------------------------------------------------
$    10,000    Webster Capital Trust IV (a)                      7.65%         6/15/2037        $   10,180
                                                                                                ----------
                                                                                                    90,766
                                                                                                ----------
               REINSURANCE (0.6%)
      4,000    Alterra Finance, LLC                              6.25          9/30/2020             4,332
      4,000    Max USA Holdings Ltd. (a),(d)                     7.20          4/14/2017             4,244
      4,000    Platinum Underwriters Finance, Inc. (a)           7.50          6/01/2017             4,397
                                                                                                ----------
               Total Reinsurance                                                                    12,973
                                                                                                ----------
               REITs - RETAIL (0.2%)
      3,000    New Plan Excel Realty Trust, Inc.                 5.30          1/15/2015             2,655
        413    New Plan Excel Realty Trust, Inc.,
                  acquired 02/20/2009; cost: $140(f)             7.68         11/02/2026               386
                                                                                                ----------
                                                                                                     3,041
                                                                                                ----------
               Total Financials                                                                    314,476
                                                                                                ----------
               INDUSTRIALS (0.5%)
               ------------------
               AIRLINES (0.1%)
      1,287    America West Airlines, Inc. Pass-Through
                  Trust (INS)                                    7.93          1/02/2019             1,281
                                                                                                ----------
               INDUSTRIAL CONGLOMERATES (0.4%)
     10,760    Textron Financial Corp. (d)                       6.00          2/15/2067             8,554
                                                                                                ----------
               Total Industrials                                                                     9,835
                                                                                                ----------
               UTILITIES (3.4%)
               ----------------
               ELECTRIC UTILITIES (1.5%)
      1,336    Cedar Brakes II, LLC (d)                          9.88          9/01/2013             1,382
      5,000    FPL Group Capital, Inc. (a)                       6.35         10/01/2066             4,780
      4,000    FPL Group Capital, Inc. (a)                       6.65          6/15/2067             3,874
        500    FPL Group Capital, Inc.                           7.30          9/01/2067               517
     10,000    PPL Capital Funding, Inc. (a)                     6.70          3/30/2067             9,661
      1,000    SPI Electricity Property Ltd. (INS)(a)            7.25         12/01/2016             1,182
     13,403    Texas Competitive Electric Holdings Co.,
                  LLC (j),(k)                                    4.74         10/10/2017             9,911
                                                                                                ----------
                                                                                                    31,307
                                                                                                ----------
               MULTI-UTILITIES (1.9%)
      6,500    Dominion Resources, Inc. (a)                      7.50          6/30/2066             6,669
      3,500    Dominion Resources, Inc. (a)                      6.30          9/30/2066             3,343
      9,741    Integrys Energy Group, Inc. (a)                   6.11         12/01/2066             9,313
     10,000    Puget Sound Energy, Inc. (a)                      6.97          6/01/2067            10,121
     10,000    Wisconsin Energy Corp. (a)                        6.25          5/15/2067             9,912
                                                                                                ----------
                                                                                                    39,358
                                                                                                ----------
               Total Utilities                                                                      70,665
                                                                                                ----------
               Total Corporate Obligations (cost: $392,824)                                        434,172
                                                                                                ----------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.0%)

               ENERGY (0.5%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     10,000    TransCanada Pipelines Ltd. (a)                    6.35          5/15/2067            10,093
                                                                                                ----------
               FINANCIALS (2.1%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
      2,500    Landsbanki Islands hf, acquired 10/12/2007;
                  cost $2,500(d),(e),(f),(l)                     7.43                 --(h)             --
                                                                                                ----------
               DIVERSIFIED CAPITAL MARKETS (0.3%)
      7,000    Deutsche Bank Capital Trust IV                    4.59(g)       6/29/2049(h)          5,923
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  34

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE         MATURITY              (000)
----------------------------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (1.3%)
$     7,192    AXA S.A.                                          2.70%(g)             --(h)     $    4,241
      5,270    AXA S.A.                                          3.23(g)              --(h)          3,267
     10,665    Oil Insurance Ltd. (a),(d)                        3.23(g)              --(h)          9,955
      5,000    ZFS Finance USA Trust II (a),(d)                  6.45         12/15/2065             4,950
      5,190    ZFS Finance USA Trust IV (a),(d)                  5.88          5/09/2032             4,901
                                                                                                ----------
               Total Multi-Line Insurance                                                           27,314
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.5%)
      3,000    QBE Capital Funding III, LP (d)                   7.25          5/24/2041             2,938
      7,670    QBE Insurance Group Ltd. (d)                      5.65          7/01/2023             7,302
                                                                                                ----------
                                                                                                    10,240
                                                                                                ----------
               REGIONAL BANKS (0.0%)
      3,000    Glitnir Banki hf, acquired 9/11/2006 and
                  10/18/2006; cost $3,051(d),(e),(f),(l)         7.45                 --(h)             --
                                                                                                ----------
               Total Financials                                                                     43,477
                                                                                                ----------
               INDUSTRIALS (0.4%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.4%)
      9,000    Hutchison Whampoa Ltd. (d)                        6.00                 --(h)          9,158
                                                                                                ----------
               Total Eurodollar and Yankee Obligations
                  (cost: $62,267)                                                                   62,728
                                                                                                ----------

               ASSET-BACKED SECURITIES (0.2%)

               FINANCIALS (0.2%)
               -----------------
               ASSET-BACKED FINANCING (0.2%)
      3,000    SLM Student Loan Trust                            0.70(g)       7/15/2036             2,372
      1,654    SLM Student Loan Trust                            0.80(g)      10/25/2038             1,359
                                                                                                ----------
                                                                                                     3,731
                                                                                                ----------
               Total Financials                                                                      3,731
                                                                                                ----------
               Total Asset-Backed Securities (cost: $3,472)                                          3,731
                                                                                                ----------
               COMMERCIAL MORTGAGE SECURITIES (9.0%)

               FINANCIALS (9.0%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (9.0%)
      2,444    Banc of America Commercial Mortgage, Inc.(d)      5.23         12/10/2042             2,167
      2,000    Banc of America Commercial Mortgage, Inc.(a)      4.77          7/10/2043             1,783
      1,200    Banc of America Commercial Mortgage, Inc.         4.95          7/10/2043             1,202
      8,045    Banc of America Commercial Mortgage, Inc.         5.81          7/10/2044             7,964
      8,500    Banc of America Commercial Mortgage, Inc.         5.77          5/10/2045             6,871
      3,000    Banc of America Commercial Mortgage, Inc.(a)      5.77          5/10/2045             2,944
      2,000    Banc of America Commercial Mortgage, Inc.         5.46          9/10/2045             1,869
      1,175    Banc of America Commercial Mortgage, Inc.         5.68          7/10/2046             1,152
      6,000    Banc of America Commercial Mortgage, Inc.(a)      5.18          9/10/2047             5,805
      5,628    Banc of America Commercial Mortgage, Inc. (a),(d) 6.14          9/10/2047             6,108
      2,500    Banc of America Commercial Mortgage, Inc.         6.20          2/10/2051             2,136
        217    Bear Stearns Commercial Mortgage Securities, Inc. 4.00          3/13/2040               220
      4,000    Bear Stearns Commercial Mortgage Securities, Inc. 5.21          2/11/2041             3,698
      5,440    Bear Stearns Commercial Mortgage Securities, Inc. 4.99          9/11/2042             4,671
      6,500    Citigroup Commercial Mortgage Trust               5.73          3/15/2049             5,219
      4,500    Citigroup Commercial Mortgage Trust               6.10         12/10/2049             3,959
      6,000    Commercial Mortgage Loan Trust (a)                6.02                 --(h)          5,705
     10,000    Commercial Mortgage Loan Trust                    6.08          7/10/2038             8,655

================================================================================

35  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE         MATURITY              (000)
----------------------------------------------------------------------------------------------------------
$     2,000    Commercial Mortgage Loan Trust                    5.54%        12/11/2049        $    1,984
      2,500    Credit Suisse Commercial Mortgage Trust           6.02          6/15/2038             2,346
      3,550    Credit Suisse Commercial Mortgage Trust (a)       5.55          2/15/2039             2,958
      2,213    Credit Suisse First Boston Mortgage Securities
                  Corp. (d)                                      5.02          1/15/2037             2,115
      4,750    Credit Suisse First Boston Mortgage Securities
                  Corp. (a)                                      5.10          8/15/2038             4,341
      3,000    GE Capital Commercial Mortgage Corp.              5.33          3/10/2044             2,710
      3,355    GE Capital Commercial Mortgage Corp.              5.61         12/10/2049             2,969
      4,000    GE Commercial Mortgage Corp.                      5.07          7/10/2045             3,907
      1,000    GMAC Commercial Mortgage Securities, Inc.         4.98         12/10/2041               694
      2,000    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (a)                           4.99          9/12/2037             1,840
        625    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.00         10/15/2042               615
     11,225    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.04         10/15/2042            10,206
      8,000    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.57          4/15/2043             6,395
      2,000    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.33         12/15/2044             2,033
      2,000    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.33         12/15/2044             1,978
      2,500    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.48          5/15/2045             2,206
     10,000    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.41          5/15/2047             8,622
      4,500    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               6.26          2/15/2051             4,355
        375    LB-UBS Commercial Mortgage Trust                  4.56          9/15/2026               378
      3,000    LB-UBS Commercial Mortgage Trust (d)              5.33         12/15/2036             2,835
      1,500    Merrill Lynch Mortgage Trust                      5.24         11/12/2037             1,496
      1,000    Merrill Lynch Mortgage Trust                      5.24         11/12/2037               922
      2,500    Merrill Lynch Mortgage Trust                      5.10          7/12/2038             2,420
      6,500    Merrill Lynch Mortgage Trust                      5.14          7/12/2038             5,803
      1,000    Merrill Lynch Mortgage Trust                      5.31          7/12/2038               721
     11,500    Merrill Lynch Mortgage Trust                      5.67          5/12/2039             9,534
      7,000    Merrill Lynch Mortgage Trust                      5.01         10/12/2041             7,024
      1,000    Merrill Lynch Mortgage Trust                      5.38          1/12/2044               785
      3,000    ML-CFC Commercial Mortgage Trust                  5.42          8/12/2048             2,668
      3,000    ML-CFC Commercial Mortgage Trust (a)              6.16          8/12/2049             2,862
      3,500    Morgan Stanley Capital I, Inc.                    5.07          8/13/2042             3,002
        878    Morgan Stanley Capital I, Inc.                    5.15          8/13/2042               802
        723    Morgan Stanley Capital I, Inc.                    5.17          8/13/2042               703
      6,500    Morgan Stanley Capital I, Inc.                    5.79          7/12/2044             5,312
      5,000    Morgan Stanley Capital I, Inc. (a)                4.77          7/15/2056             4,739
      1,197    Wachovia Bank Commercial Mortgage Trust (d)       4.94         11/15/2034             1,165
        706    Wachovia Bank Commercial Mortgage Trust (a)       4.61          5/15/2044               703
                                                                                                ----------
                                                                                                   188,276
                                                                                                ----------
               Total Financials                                                                    188,276
                                                                                                ----------
               Total Commercial Mortgage Securities (cost: $174,950)                               188,276
                                                                                                ----------
               U.S. GOVERNMENT AGENCY ISSUES (0.0%)(m)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
         45    Government National Mortgage Assn. I              6.50          5/15/2023                51
         40    Government National Mortgage Assn. I              6.50          4/15/2024                45
         18    Government National Mortgage Assn. I              7.50          3/15/2017                19
         19    Government National Mortgage Assn. I              7.50          3/15/2017                19
          6    Government National Mortgage Assn. I              8.00          6/15/2016                 6
          4    Government National Mortgage Assn. I              8.00          9/15/2016                 4
          7    Government National Mortgage Assn. I              8.00         11/15/2016                 7
          4    Government National Mortgage Assn. I              8.50          6/15/2016                 4

================================================================================

                                                  Portfolio of Investments |  36

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE         MATURITY              (000)
----------------------------------------------------------------------------------------------------------
$         3    Government National Mortgage Assn. I              8.50%         6/15/2016        $        3
          8    Government National Mortgage Assn. I              8.50          7/15/2016                 9
          1    Government National Mortgage Assn. I              8.50          9/15/2016                 1
         13    Government National Mortgage Assn. I              8.50         12/15/2016                13
          7    Government National Mortgage Assn. I              8.50         12/15/2016                 7
          1    Government National Mortgage Assn. I              8.50          1/15/2017                 1
          4    Government National Mortgage Assn. I              8.50          1/15/2017                 5
          1    Government National Mortgage Assn. I              8.50          2/15/2017                 1
          1    Government National Mortgage Assn. I              9.00          6/15/2016                 1
          1    Government National Mortgage Assn. I              9.00          7/15/2016                 1
          1    Government National Mortgage Assn. I              9.00          8/15/2016                 1
          1    Government National Mortgage Assn. I              9.00          9/15/2016                 1
          1    Government National Mortgage Assn. I              9.00         10/15/2016                 1
          5    Government National Mortgage Assn. I              9.50          9/15/2016                 5
          2    Government National Mortgage Assn. I              9.50         11/15/2016                 2
          2    Government National Mortgage Assn. I              9.50         11/15/2016                 2
          3    Government National Mortgage Assn. I              9.50          4/15/2017                 3
                                                                                                ----------
                                                                                                       212
                                                                                                ----------
               Total U.S. Government Agency Issues (cost: $194)                                        212
                                                                                                ----------
               U.S. TREASURY SECURITIES (0.0%)

               BONDS (0.0%)
        290    0.003%, 12/15/2011 (o)(p) (cost: $290)                                                  290
                                                                                                ----------
               Total U.S. Treasury Securities (cost: $290)                                             290
                                                                                                ----------

               MUNICIPAL BONDS (0.2%)

               CASINOS & GAMING (0.1%)
      4,000    Mashantucket (Western) Pequot Tribe, acquired
                  7/29/2005 and 10/05/2009; cost
                  $3,410(d),(f),(l)                              5.91          9/01/2021             1,688
      1,450    Seneca Nation of Indians Capital Improvements
                  Auth. (a)                                      6.75         12/01/2013             1,446
                                                                                                ----------
                                                                                                     3,134
                                                                                                ----------

               SPECIAL ASSESSMENT/TAX/FEE (0.1%)

      1,565    Erie County Tobacco Asset
                  Securitization Corp. (a)                       6.00          3/31/2025             1,391
                                                                                                ----------
               Total Municipal Bonds (cost: $6,384)                                                  4,525
                                                                                                ----------
               Total Bonds (cost: $640,381)                                                        693,934
                                                                                                ----------

NUMBER OF
SHARES
----------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (9.4%)

               MONEY MARKET FUNDS (9.4%)
197,734,000    State Street Institutional Liquid Reserve Fund, 0.10% (n) (cost: $197,734)          197,734
                                                                                                ----------

================================================================================

37  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                                                               VALUE
(000)          SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (0.1%)

               REPURCHASE AGREEMENTS (0.1%)
$       294    Credit Suisse Securities, 0.06%, acquired on 8/31/2011 and due 9/01/2011 at $294 (collateralized by $300 of Fannie Mae(m)(+), 0.50%, due
                  10/30/2012; market value $302)                                                $      294
        931    Deutsche Bank Securities, Inc., 0.06%, acquired on 8/31/2011 and due
                  9/01/2011 at $931 (collateralized by $876 of Federal Farm Credit
                  Bank(m)(+), 3.00%, due 9/22/2014; market value $949)                                 931
                                                                                                ----------
               Total Repurchase Agreements                                                           1,225
                                                                                                ----------

NUMBER OF
SHARES
----------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.0%)
    744,440    Blackrock Liquidity Funds Tempfund, 0.07%(n)                                            744
     98,859    Fidelity Institutional Money Market Portfolio, 0.11%(n)                                  99
                                                                                                ----------
               Total Money Market Funds                                                                843
                                                                                                ----------
               Total Short-term Investments Purchased With Cash Collateral From
                  Securities Loaned (cost: $2,068)                                                   2,068
                                                                                                ----------
               TOTAL INVESTMENTS (COST: $1,985,900)                                             $2,096,249
                                                                                                ==========

NUMBER OF
CONTRACTS
----------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (0.2%)
     10,000    Put - iShares MSCI EAFE Index expiring September 17, 2011 at 50                         635
      4,000    Put - iShares MSCI EAFE Index expiring September 17, 2011 at 52                         422
        250    Put - S&P 500 Index expiring October 22, 2011 at 1150                                   706
        750    Put - S&P 500 Index expiring September 17, 2011 at 1100                                 353
        500    Put - S&P 500 Index expiring September 17, 2011 at 1150                                 520
        250    Put - S&P 500 Index expiring September 17, 2011 at 1185                                 445
        750    Put - S&P 500 Index expiring September 17, 2011 at 1190                               1,440
                                                                                                ----------
               TOTAL PURCHASED OPTIONS (COST: $12,590)                                          $    4,521
                                                                                                ==========

               WRITTEN OPTIONS (0.5%)
   (12,000)    Call - iShares MSCI EAFE Index expiring September 17, 2011 at 53                     (2,292)
    (2,000)    Call - iShares MSCI EAFE Index expiring September 17, 2011 at 56                        (95)
      (500)    Call - S&P 500 Index expiring September 17, 2011 at 1160                             (3,493)
      (500)    Call - S&P 500 Index expiring September 17, 2011 at 1190                             (2,345)
    (1,250)    Call - S&P 500 Index expiring September 17, 2011 at 1240                             (2,175)
   (10,000)    Put - iShares MSCI EAFE Index expiring September 17, 2011 at 46                        (245)
    (4,000)    Put - iShares MSCI EAFE Index expiring September 17, 2011 at 49                        (196)
    (1,000)    Put - S&P 500 Index expiring September 17, 2011 at 1020                                (147)
      (750)    Put - S&P 500 Index expiring September 17, 2011 at 1050                                (167)
      (500)    Put - S&P 500 Index expiring September 17, 2011 at 1080                                (175)

================================================================================

                                                  Portfolio Of Investments |  38

================================================================================

                                                                                                    MARKET
NUMBER OF                                                                                            VALUE
CONTRACTS                                                                                            (000)
----------------------------------------------------------------------------------------------------------
      (250)    Put - S&P 500 Index expiring September 17, 2011 at 1110                          $     (137)
                                                                                                ----------

               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $10,791)                               $  (11,467)
                                                                                                ==========

                                                                                              UNREALIZED
 NUMBER OF                                                                                   APPRECIATION/
 CONTRACTS                                               EXPIRATION          CONTRACT       (DEPRECIATION)
LONG/(SHORT)                                                DATE            VALUE (000)          (000)
----------------------------------------------------------------------------------------------------------
               FUTURES (1.4%)
         29    DJ Euro Stoxx 50 Index                     9/16/2011              956                  (188)
         11    FTSE 100 Index                             9/16/2011              962                   (65)
          8    Nikkei 225 Index                           9/08/2011              361                   (18)
        232    Russell 2000 Mini Index                    9/16/2011           16,848                (1,128)
        181    S&P 500 E-Mini Index                       9/16/2011           11,020                  (415)
          1    Topix Index                                9/09/2011              101                    (4)
                                                                                                ----------
               TOTAL FUTURES                                                 $30,248               $(1,818)
                                                                                                ==========

================================================================================

39  | USAA Cornerstone Strategy Fund

================================================================================

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------
                                         (LEVEL 1)
                                       QUOTED PRICES         (LEVEL 2)
                                         IN ACTIVE            OTHER           (LEVEL 3)
                                          MARKETS          SIGNIFICANT       SIGNIFICANT
                                       FOR IDENTICAL        OBSERVABLE       UNOBSERVABLE
ASSETS                                     ASSETS             INPUTS            INPUTS               TOTAL
----------------------------------------------------------------------------------------------------------
  U.S. EQUITY SECURITIES:
     COMMON STOCKS                     $     479,126       $        --       $         --       $  479,126
     PREFERRED SECURITIES                     10,911            27,082              5,600           43,593
     WARRANTS                                     --                --                 --               --
     INVESTMENT COMPANIES                    103,545                --                 --          103,545
  INTERNATIONAL EQUITY SECURITIES:
     COMMON STOCKS                           260,212                --                 --          260,212
     PREFERRED SECURITIES                     10,484            10,950                 --           21,434
     RIGHTS                                        8                --                 --                8
     INVESTMENT COMPANIES                    172,833                --                 --          172,833
  PRECIOUS METALS AND MINERALS SECURITIES:
     GOLD                                     75,523                --                 --           75,523
     PLATINUM GROUP METALS                     6,112                --                 --            6,112
     SILVER                                    1,206                --                 --            1,206
  GLOBAL REAL ESTATE EQUITY SECURITIES:
     COMMON STOCKS                            11,972                --                 --           11,972
     PREFERRED SECURITIES                         --             6,825                 --            6,825
  ALTERNATIVE INVESTMENT STRATEGIES
                                              20,124                --                 --           20,124
BONDS:
  CORPORATE OBLIGATIONS                           --           434,172                 --          434,172
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                     --            62,728                 --           62,728
  ASSET-BACKED SECURITIES                         --             3,731                 --            3,731
  COMMERCIAL MORTGAGE SECURITIES                  --           188,276                 --          188,276
  U.S. GOVERNMENT AGENCY ISSUES                   --               212                 --              212
  U.S. TREASURY SECURITIES                       290                --                 --              290
  MUNICIPAL BONDS                                 --             4,525                 --            4,525
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                         197,734                --                 --          197,734
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  REPURCHASE AGREEMENTS                           --             1,225                 --            1,225
  MONEY MARKET FUNDS                             843                --                 --              843
PURCHASED OPTIONS                              4,521                --                 --            4,521
FUTURES*                                      (1,818)               --                 --           (1,818)
----------------------------------------------------------------------------------------------------------
Total                                  $   1,353,626       $   739,726       $      5,600       $2,098,952
----------------------------------------------------------------------------------------------------------

*FUTURES AND FORWARD CURRENCY CONTRACTS ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INVESTMENT.

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------
                                         (LEVEL 1)
                                       QUOTED PRICES         (LEVEL 2)
                                         IN ACTIVE            OTHER           (LEVEL 3)
                                          MARKETS          SIGNIFICANT       SIGNIFICANT
                                       FOR IDENTICAL        OBSERVABLE       UNOBSERVABLE
LIABILITIES                             LIABILITIES           INPUTS            INPUTS               TOTAL
----------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                        $    (11,467)       $        --       $         --        $(11,467)
----------------------------------------------------------------------------------------------------------
Total                                  $    (11,467)       $        --       $         --        $(11,467)
----------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  40

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                PREFERRED SECURITIES
----------------------------------------------------------------------------------------------------
Balance as of May 31, 2011                                                                    $5,950
Purchases                                                                                          -
Sales                                                                                              -
Transfers into Level 3                                                                             -
Transfers out of Level 3                                                                           -
Net realized gain (loss)                                                                           -
Change in net unrealized appreciation/depreciation                                              (350)
----------------------------------------------------------------------------------------------------
Balance as of August 31, 2011                                                                 $5,600
----------------------------------------------------------------------------------------------------

For the period of June 1, 2011, through August 31, 2011, there were no significant transfers of securities between levels 1 and 2. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

41  | USAA Cornerstone Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                         Notes to Portfolio of Investments |  42

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

43  | USAA Cornerstone Strategy Fund

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A5; and repurchase agreements valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the security valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the security was valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

                                         Notes to Portfolio of Investments |  44

================================================================================

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

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45  | USAA Cornerstone Strategy Fund

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G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of August 31, 2011, was approximately $2,015,000.

H. NEW ACCOUNTING PRONOUNCEMENTS

FAIR VALUE MEASUREMENTS - In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

I. As of August 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2011, were $195,365,000 and $93,085,000, respectively, resulting in net unrealized appreciation of $102,280,000.

J. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,105,400,000 at August 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 27.9% of net assets at August 31, 2011.

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                                         Notes to Portfolio of Investments |  46

================================================================================

K. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT       Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

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47  | USAA Cornerstone Strategy Fund

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CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at August 31, 2011.
(b)  The security or a portion thereof was out on loan as of August 31, 2011.
(c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2011.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Security was fair valued at August 31, 2011, the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2011, was $3,724,000, which represented 0.2% of the Fund's net assets.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2011.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) At August 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(j) At August 31, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $9,911,000.
(k) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(l) Currently the issuer is in default with respect to interest and/or principal payments.

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                                         Notes to Portfolio of Investments |  48

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(m)  U.S. government agency issues - mortgage-backed securities issued by
     Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(n) Rate represents the money market fund annualized seven-day yield at August 31, 2011.
(o) Securities with a value of $290,000 are segregated as collateral for initial margin requirements on open futures contracts.
(p) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*    Non-income-producing security.

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49  | USAA Cornerstone Strategy Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     October 26, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     October 26, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     October 26, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.